UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds
(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611
(Address of principal executive offices) (Zip code)

Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street

Chicago, IL 60611
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

a. The Report to Shareholders is attached herewith.

Semi - Annual Report to Shareholders
June 30, 2021

DRIEHAUS
MUTUAL FUNDS
EST. 1982

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Emerging Markets Opportunities Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Driehaus Small/Mid Cap Growth Fund

Driehaus Event Driven Fund

Distributed by:
Foreside Financial Services, LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

Driehaus Mutual Funds
Trustees & Officers

Theodore J. Beck
Chairman of the Board

Daniel F. Zemanek
Vice Chairman of the Board

Francis J. Harmon
Trustee

Christopher J. Towle
Trustee

Dawn M. Vroegop
Trustee

Stephen T. Weber
President & Trustee

Robert M. Kurinsky
Vice President & Treasurer

Janet L. McWilliams
Chief Legal Officer &
Assistant Vice President

Anne Kochevar
Chief Compliance Officer &
Anti-Money Laundering
Compliance Officer

Marcia Y. Lucas
Secretary

Christina E. Algozine
Assistant Secretary

Malinda M. Sanborn
Assistant Treasurer

Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

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PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at www.driehaus.com/fund-resources.
Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2021 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT. The Funds’ Form NPORT is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at www.driehaus.com/fund-resources.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund Investor Class (DREGX)	40.24%	14.72%	15.11%	7.01%
Driehaus Emerging Markets Growth Fund Institutional Class (DIEMX)[1]	40.49%	14.98%	15.29%	7.10%
MSCI Emerging Markets Index-N2	40.90%	11.27%	13.03%	4.28%
MSCI Emerging Markets Growth Index-N3	40.08%	14.44%	16.14%	6.63%

[1]	The returns for the periods prior to July 17, 2017 (institutional share class inception date) include the performance of the investor share class.
[2]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.29%
FAR EAST — 68.43%
China — 32.65%
AIA Group Ltd.	3,610,658	$44,875,713
Airtac International Group	491,992	18,982,195
Alibaba Group Holding Ltd. *	1,072,793	30,397,391
Alibaba Group Holding Ltd. - SP ADR 1,*	197,202	44,721,470
Aluminum Corp. of China Ltd. - H *	28,193,662	16,812,418
BeiGene Ltd. - ADR 1,*	63,233	21,700,933
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A	1,334,751	11,427,532
Bilibili, Inc. - SP ADR 1,*	225,631	27,490,881
China Mengniu Dairy Co. Ltd. *	3,054,492	18,470,229
China Merchants Bank Co. Ltd. - H	4,947,483	42,215,106
China Resources Beer Holdings Co. Ltd.	1,394,000	12,522,893
China Tourism Group Duty Free Corp. Ltd. - A	376,603	17,491,207
Contemporary Amperex Technology Co. Ltd. - A	448,092	37,087,589
Country Garden Services Holdings Co. Ltd.	1,785,901	19,298,210
East Money Information Co. Ltd. - A	3,857,790	19,577,174
Galaxy Entertainment Group Ltd. *	2,011,001	16,097,229
Huazhu Group Ltd. - ADR 1,*	350,189	18,493,481
I-Mab - SP ADR 1,*	167,001	14,019,734
JD.com, Inc. - ADR 1,*	417,988	33,359,622
Kweichow Moutai Co. Ltd. - A	81,032	25,792,742
Li Ning Co. Ltd.	2,327,086	28,413,090
Meituan - B 2,*	1,005,495	41,492,549
NetEase, Inc.	990,770	22,445,867
NIO, Inc. - ADR 1,*	427,956	22,767,259
Ping An Insurance Group Co. of China Ltd. - H	1,403,001	13,742,156
Silergy Corp.	120,609	16,405,854
Techtronic Industries Co. Ltd.	848,386	14,816,679
Tencent Holdings Ltd.	1,824,644	137,242,520
WuXi AppTec Co. Ltd. - H [2]	938,600	21,916,745
Wuxi Biologics Cayman, Inc. 2,*	878,140	16,094,087
Zai Lab Ltd. - ADR 1,*	103,031	18,235,457
		844,406,012
India — 12.16%
Apollo Hospitals Enterprise Ltd.	494,947	24,103,779
Asian Paints Ltd.	477,284	19,216,572
Azure Power Global Ltd. 1,*	259,899	6,996,481
HDFC Bank Ltd. - ADR [1]	361,681	26,446,115
	Shares, Principal Amount, or Number of Contracts	Value
HDFC Life Insurance Co. Ltd. [2]	1,936,736	$17,882,173
Hindalco Industries Ltd.	3,746,359	18,751,956
Hindustan Unilever Ltd.	230,345	7,658,437
Housing Development Finance Corp. Ltd.	709,499	23,626,899
ICICI Bank Ltd. - SP ADR 1,*	2,765,009	47,281,654
Indraprastha Gas Ltd.	2,119,382	15,903,206
Motherson Sumi Systems Ltd. *	4,247,258	13,833,730
Reliance Industries Ltd.	1,399,455	39,738,459
SBI Cards & Payment Services Ltd. *	1,485,263	19,390,545
Tata Consultancy Services Ltd.	747,970	33,667,707
		314,497,713
Taiwan — 10.78%
Chailease Holding Co. Ltd.	2,807,790	20,406,549
Delta Electronics, Inc.	3,757,640	40,863,703
Hon Hai Precision Industry Co. Ltd.	2,791,640	11,221,666
MediaTek, Inc.	527,543	18,214,316
Merida Industry Co. Ltd.	580,807	6,524,633
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,312,904	157,758,545
Unimicron Technology Corp.	5,156,412	23,873,563
		278,862,975
South Korea — 9.31%
Kakao Corp.	172,450	24,960,574
KB Financial Group, Inc.	373,952	18,529,078
Kia Corp.	246,477	19,610,477
LG Chem Ltd.	17,468	13,184,567
Macquarie Korea Infrastructure Fund	1,000,206	11,146,459
Mando Corp. *	244,693	14,449,305
Samsung Electronics Co. Ltd.	1,936,146	138,744,379
		240,624,839
Singapore — 1.08%
Sea Ltd. - ADR 1,*	102,123	28,042,976
Indonesia — 1.05%
Bank Central Asia Tbk PT	13,080,460	27,175,783
Japan — 0.95%
FANUC Corp.	101,884	24,573,399
Malaysia — 0.45%
Lynas Rare Earths Ltd. *	2,684,349	11,494,958
Total FAR EAST (Cost $1,142,412,989)		1,769,678,655
EUROPE — 9.53%
Russia — 4.76%
LUKOIL PJSC - SP ADR [1]	421,702	39,058,039
Ozon Holdings PLC - ADR 1,*	213,246	12,500,481
Polyus PJSC [1]	92,435	17,922,992

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Sberbank of Russia PJSC - SP ADR [1]	1,628,011	$27,033,123
Yandex NV - A 1,*	376,791	26,657,963
		123,172,598
Netherlands — 1.71%
ASML Holding NV	64,525	44,330,200
France — 1.23%
L'Oreal SA	71,525	31,871,890
Hungary — 1.14%
OTP Bank NYRT *	545,387	29,360,823
Switzerland — 0.35%
Dufry AG *	151,785	8,989,806
Greece — 0.34%
OPAP SA	578,534	8,719,019
Total EUROPE (Cost $201,632,510)		246,444,336
NORTH AMERICA — 8.29%
United States — 6.19%
EPAM System, Inc. *	71,810	36,692,038
LyondellBasell Industries NV - A	132,396	13,619,577
NVIDIA Corp.	57,538	46,036,154
ROBLOX Corp. - A *	255,724	23,010,045
Visa, Inc. - A	174,238	40,740,329
		160,098,143
Mexico — 2.10%
Cemex SAB de CV - SP ADR 1,*	1,480,468	12,435,931
Grupo Financiero Banorte SAB de CV - O	4,595,473	29,591,397
Grupo Televisa SAB - SP ADR [1]	861,128	12,296,908
		54,324,236
Total NORTH AMERICA (Cost $177,737,765)		214,422,379
SOUTH AMERICA — 6.75%
Brazil — 6.32%
Banco BTG Pactual SA *	1,370,077	33,548,128
Equatorial Energia SA	2,669,096	13,351,383
Hapvida Participacoes e Investimentos SA [2]	3,379,900	10,498,905
Iguatemi Empresa de Shopping Centers SA	1,239,527	10,090,564
Locaweb Servicos de Internet SA 2,*	2,405,456	13,067,558
Natura & Co. Holding SA *	1,789,698	20,326,519
Pagseguro Digital Ltd. - A 1,*	414,482	23,177,833
Petro Rio SA *	5,253,583	20,660,277
Vale SA - SP ADR [1]	823,087	18,774,615
		163,495,782
	Shares, Principal Amount, or Number of Contracts	Value
Uruguay — 0.43%
Globant SA 1,*	50,359	$11,037,686
Total SOUTH AMERICA (Cost $145,818,592)		174,533,468
AFRICA — 0.84%
South Africa — 0.84%
Capitec Bank Holdings Ltd.	183,463	21,667,134
Total AFRICA (Cost $18,052,840)		21,667,134
MIDDLE EAST — 0.45%
Saudi Arabia — 0.45%
Saudi Arabian Oil Co. [2]	1,234,437	11,552,482
Total MIDDLE EAST (Cost $11,711,202)		11,552,482
Total COMMON STOCKS (Cost $1,697,365,898)		2,438,298,454
SHORT TERM INVESTMENTS — 4.86%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $125,687,870)	125,687,870	125,687,870

TOTAL INVESTMENTS (Cost $1,823,053,768)	99.15%	$2,563,986,324
Other Assets In Excess of Liabilities	0.85%	21,921,736
Net Assets	100.00%	$2,585,908,060

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $132,504,499, which represents 5% of Net Assets (see Note F in the Notes to Financial Statements).
[3]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Security Type	Percent of Total Net Assets
Common Stocks	94.29%
Short Term Investments	4.86%
Total Investments	99.15%
Other Assets In Excess of Liabilities	0.85%
Total Net Assets	100.00%

Regional Weightings	Percent of Total Net Assets
Far East	68.43%
North America	13.15%
Europe	9.53%
South America	6.75%
Africa	0.84%
Middle East	0.45%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Auto Components	1.09
Automobiles	1.64
Banks	10.42
Beverages	1.48
Biotechnology	2.09
Capital Markets	2.49
Chemicals	1.78
Commercial Services & Supplies	0.75
Construction Materials	0.92
Consumer Finance	0.75
Diversified Financial Services	0.79
Electric Utilities	0.52
Electrical Equipment	1.43
Electronic Equipment, Instruments & Components	2.93
Entertainment	3.90
Food Products	0.71
Gas Utilities	0.62
Health Care Providers & Services	1.33
Hotels, Restaurants & Leisure	1.68
Household Products	0.30
Independent Power and Renewable Electricity Producers	0.27
Industry	Percent of Net Assets
Insurance	2.96
Interactive Media & Services	7.30
Internet & Direct Marketing Retail	6.28
IT Services	6.12
Leisure Products	0.25
Life Sciences Tools & Services	1.47
Machinery	2.25
Media	0.48
Metals & Mining	3.24
Money Market Fund	4.86
Oil, Gas & Consumable Fuels	4.30
Personal Products	2.02
Real Estate Management & Development	0.39
Semiconductors & Semiconductor Equipment	10.93
Specialty Retail	1.03
Technology Hardware, Storage & Peripherals	5.37
Textiles, Apparel & Luxury Goods	1.10
Thrifts & Mortgage Finance	0.91
Other Assets In Excess of Liabilities	0.85
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership's inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	5 Years	Since Inception (8/22/11 - 6/30/21)	10 Years
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	51.47%	19.22%	14.25%	8.77%	7.71%
MSCI Emerging Markets Small Cap Index-N2	63.75%	12.31%	11.86%	6.01%	4.55%
MSCI Emerging Markets Small Cap Growth Index-N3	64.20%	13.52%	11.46%	5.92%	4.48%

[1]	The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to August 21, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Small Cap Growth Index-Net (MSCI Emerging Markets Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap growth stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.30%
FAR EAST — 77.11%
China — 23.54%
Airtac International Group	49,000	$1,890,534
Akeso, Inc. 1,*	156,000	1,258,761
A-Living Smart City Services Co. Ltd. [1]	102,000	507,747
Aluminum Corp. of China Ltd. - H *	2,286,000	1,363,185
Amoy Diagnostics Co. Ltd. - A	106,063	1,708,446
Centre Testing International Group Co. Ltd. - A	189,500	934,970
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A	16,800	586,880
Estun Automation Co. Ltd. - A *	368,078	2,224,492
Gotion High-tech Co. Ltd. - A *	95,000	640,445
Hygeia Healthcare Holdings Co. Ltd. [1]	153,200	2,012,596
Innovent Biologics, Inc. 1,*	90,500	1,055,443
Jiumaojiu International Holdings Ltd. [1]	147,000	601,117
Keshun Waterproof Technologies Co. Ltd. - A	196,300	955,153
Li Ning Co. Ltd.	86,549	1,056,740
Niu Technologies - SP ADR 2,*	14,241	464,969
Pharmaron Beijing Co. Ltd. - H [1]	44,800	1,194,390
Proya Cosmetics Co. Ltd. - A	37,300	1,135,547
Silergy Corp.	17,000	2,312,427
Sunac Services Holdings Ltd. [1]	231,000	858,332
Xinyi Energy Holdings Ltd.	2,076,000	1,237,958
Yantai Jereh Oilfield Services Group Co. Ltd. - A	141,700	980,274
Zhou Hei Ya International Holdings Co. Ltd. 1,*	421,500	505,411
		25,485,817
India — 23.53%
ABB Power Products & Systems India Ltd.	20,117	511,613
Apollo Hospitals Enterprise Ltd.	11,963	582,595
Ashok Leyland Ltd. *	331,255	546,372
AU Small Finance Bank Ltd. 1,*	38,321	534,035
Azure Power Global Ltd. 2,*	24,803	667,697
Burger King India Ltd. *	256,553	548,622
Crompton Greaves Consumer Electricals Ltd.	190,577	1,114,284
Dixon Technologies India Ltd. *	23,975	1,426,001
Dr Lal PathLabs Ltd. [1]	19,267	848,248
Godrej Properties Ltd. *	27,087	509,380
Gujarat Gas Ltd.	62,853	558,726
ICICI Lombard General Insurance Co. Ltd. [1]	47,769	1,007,050
	Shares, Principal Amount, or Number of Contracts	Value
IndiaMart InterMesh Ltd. 1,*	8,603	$809,276
Indigo Paints Ltd. *	14,562	492,234
Indraprastha Gas Ltd.	188,586	1,415,093
Info Edge India Ltd.	14,310	946,379
JK Cement Ltd. *	20,562	788,814
Jubilant Foodworks Ltd. *	18,119	750,843
Jubilant Ingrevia Ltd. *	84,636	596,027
Kaveri Seed Co. Ltd.	112,261	1,102,674
Max Healthcare Institute Ltd. *	389,770	1,334,541
Mindtree Ltd.	19,850	694,470
Oberoi Realty Ltd. *	115,832	981,292
Polycab India Ltd. *	22,325	593,206
Radico Khaitan Ltd.	121,578	1,241,623
Relaxo Footwears Ltd. *	75,678	1,172,841
SRF Ltd.	14,536	1,422,838
Supreme Industries Ltd.	28,044	816,589
Syngene International Ltd. 1,*	62,704	492,066
Varun Beverages Ltd.	97,987	961,810
		25,467,239
Taiwan — 11.62%
Accton Technology Corp.	141,000	1,672,517
ASPEED Technology, Inc.	10,000	721,400
Chroma ATE, Inc.	73,000	501,732
Eclat Textile Co. Ltd.	71,000	1,671,638
Macronix International	342,643	562,002
Makalot Industrial Co. Ltd.	134,000	1,317,757
Nien Made Enterprise Co. Ltd.	36,000	534,266
Realtek Semiconductor Corp.	29,300	531,054
Sinbon Electronics Co. Ltd.	212,000	2,084,809
Voltronic Power Technology Corp.	33,550	1,619,551
Wiwynn Corp.	38,000	1,359,749
		12,576,475
South Korea — 6.30%
LEENO Industrial, Inc.	10,344	1,612,016
Mando Corp. *	11,741	693,315
NHN KCP Corp. *	11,774	607,441
NICE Information Service Co. Ltd.	47,905	1,067,722
Park Systems Corp.	8,657	1,003,955
Tokai Carbon Korea Co. Ltd.	7,177	1,284,805
WONIK IPS Co. Ltd.	12,459	548,743
		6,817,997
Vietnam — 5.96%
Asia Commercial Bank JSC *	656,375	1,089,367
Dat Xanh Real Estate Services JSC *	1,077,000	1,497,393
FPT Corp.	550,567	2,252,407
Military Commercial Joint Stock Bank *	586,435	1,104,534

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SSI Securities Corp.	211,200	$504,692
		6,448,393
Kazakhstan — 2.18%
Kaspi.KZ JSC [1,2]	14,595	1,387,255
NAC Kazatomprom JSC - GDR 2,*	33,446	969,934
		2,357,189
Thailand — 1.50%
Chularat Hospital PCL - NVDR	7,618,000	946,010
Sri Trang Gloves Thailand PCL - NVDR	520,600	678,161
		1,624,171
Indonesia — 0.88%
Merdeka Copper Gold Tbk PT *	4,728,600	958,764
Turkey — 0.63%
Coca-Cola Icecek A/S	76,023	678,874
Malaysia — 0.54%
Lynas Rare Earths Ltd. *	136,297	583,653
Pakistan — 0.43%
Lucky Cement Ltd. *	85,176	466,652
Total FAR EAST (Cost $61,531,277)		83,465,224
SOUTH AMERICA — 9.27%
Brazil — 8.79%
Banco Inter SA *	74,700	1,172,960
Blau Farmaceutica SA *	55,200	542,145
Locaweb Servicos de Internet SA 1,*	147,500	801,289
Meliuz SA	160,800	1,600,306
Orizon Valorizacao de Residuos SA *	282,700	1,675,579
Pet Center Comercio e Participacoes SA	216,600	1,110,914
TOTVS SA	190,100	1,434,025
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	102,800	1,172,306
		9,509,524
Uruguay — 0.48%
Globant SA 2,*	2,377	520,991
Total SOUTH AMERICA (Cost $6,054,251)		10,030,515
EUROPE — 4.73%
Russia — 2.01%
Detsky Mir PJSC [2]	511,526	1,058,710
RusHydro PJSC [2]	93,529,457	1,113,078
		2,171,788
United Kingdom — 1.82%
Ceres Power Holdings PLC *	38,683	565,603
	Shares, Principal Amount, or Number of Contracts	Value
TCS Group Holding PLC - GDR REG S [2]	16,039	$1,403,412
		1,969,015
Poland — 0.90%
Dino Polska SA 1,*	13,316	977,485
Total EUROPE (Cost $3,303,945)		5,118,288
NORTH AMERICA — 4.19%
Mexico — 1.99%
Grupo Cementos de Chihuahua SAB de CV	137,000	1,101,484
Grupo Traxion SAB de CV 1,*	561,800	1,046,717
		2,148,201
Canada — 1.31%
Ivanhoe Mines Ltd. - A *	132,558	957,078
MAG Silver Corp. 2,*	22,089	462,102
		1,419,180
United States — 0.89%
Parade Technologies Ltd.	19,455	967,077
Total NORTH AMERICA (Cost $3,970,584)		4,534,458
Total COMMON STOCKS (Cost $74,860,057)		103,148,485
SHORT TERM INVESTMENTS — 3.48%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $3,768,138)	3,768,138	3,768,138

TOTAL INVESTMENTS (Cost $78,628,195)	98.78%	$106,916,623
Other Assets In Excess of Liabilities	1.22%	1,325,640
Net Assets	100.00%	$108,242,263

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $15,897,218, which represents 15% of Net Assets (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Common Stocks	95.30%
Short Term Investments	3.48%
Total Investments	98.78%
Other Assets In Excess of Liabilities	1.22%
Total Net Assets	100.00%

Regional Weightings	Percent of Total Net Assets
Far East	77.11%
South America	9.27%
North America	7.67%
Europe	4.73%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Auto Components	1.18
Automobiles	0.43
Banks	4.90
Beverages	2.67
Biotechnology	4.21
Capital Markets	0.47
Chemicals	2.52
Commercial Services & Supplies	2.02
Communications Equipment	1.54
Construction Materials	3.06
Consumer Finance	1.28
Electric Utilities	1.03
Electrical Equipment	3.63
Electronic Equipment, Instruments & Components	3.32
Energy Equipment & Services	0.91
Food & Staples Retailing	0.90
Food Products	1.49
Gas Utilities	1.83
Health Care Equipment & Supplies	0.63
Health Care Providers & Services	5.28
Hotels, Restaurants & Leisure	1.76
Household Durables	2.84
Independent Power and Renewable Electricity Producers	1.76
Industry	Percent of Net Assets
Insurance	0.93
Interactive Media & Services	2.35
IT Services	4.50
Life Sciences Tools & Services	2.10
Machinery	4.31
Metals & Mining	3.99
Money Market Fund	3.48
Oil, Gas & Consumable Fuels	0.90
Personal Products	1.05
Professional Services	1.84
Real Estate Management & Development	3.55
Road & Rail	2.05
Semiconductors & Semiconductor Equipment	7.90
Software	1.33
Specialty Retail	2.01
Technology Hardware, Storage & Peripherals	1.26
Textiles, Apparel & Luxury Goods	4.82
Trading Companies & Distributors	0.75
Other Assets In Excess of Liabilities	1.22
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since April 10, 2017 (the date of the fund's inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	Since Inception (4/10/17 - 6/30/21)
Driehaus Emerging Markets Opportunities Fund (DMAGX)[1]	37.11%	16.07%	14.62%
MSCI Emerging Markets Index-N2	40.90%	11.27%	11.41%
MSCI EM/JP Morgan GBI Blended Index[3]	22.81%	7.88%	7.48%

[1]	Prior to January 29, 2020, the Driehaus Emerging Markets Opportunities Fund was known as the Driehaus Multi-Asset Growth Economies Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The MSCI EM/JPMorgan GBI Blended Index is an equally weighted benchmark comprised of 50 percent by the Morgan Stanley Capital International Emerging Markets Index-Net (MSCI EM) and 50 percent by the JPMorgan Global Bond Index Emerging Markets Global Diversified (JPMorgan GBI). The MSCI EM is a market capitalization-weighted index designed to measure equity market performance in emerging markets and the JPMorgan GBI tracks debt instruments in the emerging markets. Source: Morgan Stanley Capital International Inc. and JPMorgan.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 13.75%
Brazil — 0.80%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/31 [1]	2,500,000	$529,900
China — 4.01%
China Government Bond 3.20%, 3/16/24 [1]	1,200,000	187,823
China Government Bond 3.54%, 8/16/28 [1]	2,500,000	400,061
China Government Bond 2.68%, 5/21/30 [1]	7,000,000	1,043,527
China Government Bond 3.27%, 11/19/30 [1]	6,500,000	1,019,552
		2,650,963
Egypt — 1.53%
Egypt Government Bond 17.00%, 4/3/22 [1]	6,500,000	425,683
Egypt Government International Bond 6.59%, 2/21/28 [2]	550,000	583,000
		1,008,683
Indonesia — 1.37%
Indonesia Treasury Bond 8.37%, 9/15/26 [1]	3,400,000,000	263,976
Indonesia Treasury Bond 7.00%, 9/15/30 [1]	9,000,000,000	642,972
		906,948
Malaysia — 0.54%
Malaysia Government Bond 3.89%, 8/15/29 [1]	1,400,000	354,611
Mexico — 2.79%
Banco Mercantil del Norte SA 8.37%, (U.S. Treasury Yield Curve Rate CMT 10Y + 776 basis points), 10/14/30 [2,3,4]	300,000	362,520
Mexican Bonos 8.50%, 11/18/38 [1]	11,000,000	610,280
Mexico Government International Bond 4.50%, 4/22/29 [2]	260,000	293,784
Petroleos Mexicanos 6.50%, 3/13/27 [2]	550,000	580,525
		1,847,109
Nigeria — 0.48%
Nigeria Government International Bond 7.14%, 2/23/30 [2]	300,000	317,440
Saudi Arabia — 0.62%
Saudi Government International Bond 2.75%, 2/3/32 [2]	400,000	411,225
	Shares, Principal Amount, or Number of Contracts	Value
South Africa — 0.45%
Republic of South Africa Government Bond 8.50%, 1/31/37 [1]	4,900,000	$295,414
Turkey — 0.44%
Turkey Government International Bond 5.95%, 1/15/31 [2]	300,000	293,707
Ukraine — 0.72%
Ukraine Government International Bond 7.38%, 9/25/32 [2]	450,000	474,359
Total SOVEREIGN BONDS (Cost $8,774,594)		9,090,359
COMMON STOCKS — 82.12%
Brazil — 3.46%
Iguatemi Empresa de Shopping Centers SA	63,384	515,988
Locaweb Servicos de Internet SA 5,*	109,965	597,381
LOG Commercial Properties e Participacoes SA	78,722	495,554
Pagseguro Digital Ltd. - A 2,6,*	12,173	680,714
		2,289,637
China — 30.16%
AIA Group Ltd.	54,220	673,883
Akeso, Inc. 5,*	82,122	662,641
Alibaba Group Holding Ltd. *	36,950	1,046,971
Alibaba Group Holding Ltd. - SP ADR 2,6,*	3,575	810,738
BeiGene Ltd. - ADR 2,6,*	1,079	370,302
Bilibili, Inc. - SP ADR 2,6,*	4,637	564,972
Burning Rock Biotech Ltd. - ADR 2,6,*	7,669	225,929
China Merchants Bank Co. Ltd. - H	79,049	674,497
China Resources Beer Holdings Co. Ltd.	75,810	681,033
Contemporary Amperex Technology Co. Ltd. - A	6,955	575,650
East Money Information Co. Ltd. - A	165,322	838,962
Galaxy Entertainment Group Ltd. *	79,299	634,756
GDS Holdings Ltd. - ADR 2,6,*	5,295	415,604
Huazhu Group Ltd. - ADR 2,6,*	9,411	496,995
I-Mab - SP ADR 2,6,*	3,408	286,102
JD Health International, Inc. 5,*	172	2,466
JD.com, Inc. - ADR 2,6,*	8,097	646,221
KE Holdings, Inc. - ADR 2,6,*	12,532	597,526
Kingdee International Software Group Co. Ltd. *	148,359	503,492

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kweichow Moutai Co. Ltd. - A	1,000	$318,303
Li Ning Co. Ltd.	66,684	814,194
Meituan - B 5,*	19,720	813,761
NIO, Inc. - ADR 2,6,*	13,807	734,532
Sangfor Technologies, Inc. - A	9,700	389,534
Tencent Holdings Ltd.	40,961	3,080,925
Will Semiconductor Co. Ltd. Shanghai - A	18,200	906,979
Wuxi Biologics Cayman, Inc. 5,*	42,186	773,163
Zai Lab Ltd. - ADR 2,6,*	2,463	435,926
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	8,047	558,307
Zhou Hei Ya International Holdings Co. Ltd. 5,*	337,923	405,196
		19,939,560
Czech Republic — 0.84%
Komercni banka A/S *	15,709	552,932
France — 1.51%
L'Oreal SA	2,236	996,372
India — 8.43%
Apollo Hospitals Enterprise Ltd.	7,102	345,865
Asian Paints Ltd.	8,053	324,233
HDFC Bank Ltd. - ADR [2,6]	7,021	513,376
HDFC Life Insurance Co. Ltd. [5]	29,849	275,600
Hindustan Unilever Ltd.	8,576	285,132
Housing Development Finance Corp. Ltd.	10,109	336,638
ICICI Bank Ltd. - SP ADR 2,6,*	45,220	773,262
Indraprastha Gas Ltd.	54,398	408,186
Power Grid Corp. of India Ltd.	125,867	393,536
Reliance Industries Ltd.	30,467	865,131
SBI Cards & Payment Services Ltd. *	46,590	608,246
Tech Mahindra Ltd.	30,041	442,734
		5,571,939
Indonesia — 0.83%
Bank Central Asia Tbk PT	262,549	545,468
Japan — 1.22%
FANUC Corp.	2,091	504,328
Tokyo Electron Ltd.	700	302,948
		807,276
Kazakhstan — 1.42%
Kaspi.KZ JSC [2,5]	6,419	610,126
NAC Kazatomprom JSC - GDR 2,*	11,303	327,787
		937,913
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 1.10%
Cemex SAB de CV - SP ADR 2,6,*	31,636	$265,743
Grupo Financiero Banorte SAB de CV - O	71,791	462,280
		728,023
Netherlands — 0.91%
ASML Holding NV	876	601,833
Russia — 3.03%
LUKOIL PJSC - SP ADR [2]	10,906	1,010,114
Ozon Holdings PLC - ADR 2,6,*	5,004	293,334
Sberbank of Russia PJSC - SP ADR [2]	41,924	696,148
		1,999,596
Saudi Arabia — 0.83%
Saudi Arabian Oil Co. [5]	58,622	548,614
Singapore — 0.86%
Sea Ltd. - ADR 2,6,*	2,072	568,971
South Africa — 0.98%
Naspers Ltd. - N	3,094	649,608
South Korea — 10.98%
Hankook Tire & Technology Co. Ltd.	8,945	410,653
Kakao Corp.	4,380	633,965
KB Financial Group, Inc.	7,279	360,670
Kia Corp.	6,212	494,246
LEENO Industrial, Inc.	4,257	663,414
Macquarie Korea Infrastructure Fund	44,563	496,617
Mando Corp. *	8,775	518,170
NICE Information Service Co. Ltd.	12,650	281,947
Samsung Electronics Co. Ltd.	40,739	2,919,360
Samsung SDI Co. Ltd.	779	482,833
		7,261,875
Taiwan — 9.99%
Accton Technology Corp.	25,631	304,030
Chailease Holding Co. Ltd.	94,286	685,255
Delta Electronics, Inc.	35,986	391,342
Hon Hai Precision Industry Co. Ltd.	121,103	486,802
MediaTek, Inc.	9,603	331,560
Sinbon Electronics Co. Ltd.	40,136	394,698
Taiwan Semiconductor Manufacturing Co. Ltd.	168,625	3,600,965
Unimicron Technology Corp.	89,135	412,684
		6,607,336
United States — 4.98%
Freeport-McMoRan, Inc.	9,316	345,717
Liberty Media Corp.-Liberty Formula One - C 6,*	8,903	429,214

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NVIDIA Corp. [6]	1,760	$1,408,176
ROBLOX Corp. - A 6,*	6,648	598,187
Visa, Inc. - A [6]	2,188	511,598
		3,292,892
Uruguay — 0.59%
Globant SA 2,6,*	1,777	389,483
Total COMMON STOCKS (Cost $39,712,957)		54,289,328
PREFERRED STOCKS — 0.64%
Brazil — 0.64%
Gerdau SA - SP ADR 5.31% [2,6,7]	72,111	425,455
Total PREFERRED STOCKS (Cost $216,283)		425,455
SHORT TERM INVESTMENTS — 2.54%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [8] (Cost $1,679,093)	1,679,093	1,679,093

TOTAL INVESTMENTS (Cost $50,382,927)	99.05%	$65,484,235
Other Assets in Excess of Liabilities	0.95%	629,529
Net Assets	100.00%	$66,113,764

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security, principal amount shown in local currency.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of June 30, 2021.
[5]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $4,688,948, which represents 7% of Net Assets (see Note F in the Notes to Financial Statements).
[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[7]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[8]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Sovereign Bonds	13.75%
Common Stocks	82.12%
Preferred Stocks	0.64%
Short Term Investments	2.54%
Total Investments	99.05%
Other Assets In Excess of Liabilities	0.95%
Total Net Assets	100.00%

Regional Weightings	Percent of Total Net Assets
Far East	69.81%
North America	11.41%
Europe	7.01%
South America	5.49%
Africa	3.44%
Middle East	1.89%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Auto Components	1.40
Automobiles	1.86
Banks	6.93
Beverages	1.51
Biotechnology	2.99
Capital Markets	2.02
Chemicals	0.49
Communications Equipment	0.46
Construction Materials	0.40
Consumer Finance	1.84
Diversified Financial Services	1.04
Electric Utilities	0.59
Electrical Equipment	0.87
Electronic Equipment, Instruments & Components	3.27
Entertainment	3.28
Food Products	0.61
Gas Utilities	0.62
Health Care Providers & Services	0.52
Hotels, Restaurants & Leisure	1.71
Household Products	0.43
Insurance	1.44
Industry	Percent of Net Assets
Interactive Media & Services	5.62
Internet & Direct Marketing Retail	6.45
IT Services	4.59
Life Sciences Tools & Services	1.17
Machinery	0.76
Metals & Mining	1.16
Money Market Fund	2.54
Oil, Gas & Consumable Fuels	4.17
Personal Products	1.51
Pharmaceuticals	0.85
Professional Services	0.43
Real Estate Management & Development	2.44
Semiconductors & Semiconductor Equipment	11.82
Software	1.35
Sovereign Bonds	13.75
Technology Hardware, Storage & Peripherals	4.42
Textiles, Apparel & Luxury Goods	1.23
Thrifts & Mortgage Finance	0.51
Other Assets In Excess of Liabilities	0.95
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund	53.97%	15.81%	16.59%	10.38%
MSCI AC World ex USA Small Cap Growth Index-N1	44.91%	11.91%	13.29%	7.89%

[1]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.29%
EUROPE — 67.92%
United Kingdom — 23.30%
888 Holdings PLC	392,282	$2,082,667
Abcam PLC *	174,500	3,333,539
Aston Martin Lagonda Global Holdings PLC 1,*	81,204	2,108,986
B&M European Value Retail SA	302,810	2,401,004
Bellway PLC	50,207	2,250,224
Conduit Holdings Ltd. *	362,634	2,633,566
ConvaTec Group PLC [1]	1,311,907	4,366,315
Cranswick PLC	57,213	3,141,967
easyJet PLC *	108,050	1,337,418
Electrocomponents PLC	295,456	4,205,568
Endava PLC - SP ADR 2,*	31,636	3,586,890
Fevertree Drinks PLC	80,124	2,851,799
Halfords Group PLC *	590,912	3,524,666
IMI PLC	137,137	3,262,868
LivaNova PLC 2,*	41,924	3,526,228
OSB Group PLC	624,033	4,005,364
Pets at Home Group PLC	255,925	1,614,336
Serco Group PLC	1,104,097	2,072,543
Spirax-Sarco Engineering PLC	12,440	2,342,904
Stock Spirits Group PLC	516,389	1,867,949
Synthomer PLC	559,092	3,801,995
The Restaurant Group PLC *	1,324,991	2,349,727
The Weir Group PLC *	162,330	4,156,441
Vesuvius PLC	379,886	2,774,621
Watches of Switzerland Group PLC 1,*	247,594	2,863,273
WH Smith PLC *	82,118	1,827,157
		74,290,015
Germany — 12.74%
About You Holding AG *	22,171	670,376
Befesa SA [1]	65,480	5,031,261
DWS Group GmbH & Co. KGaA [1]	46,344	2,100,281
flatexDEGIRO AG *	13,795	1,856,568
hGears AG *	33,449	987,588
Hornbach Holding AG & Co. KGaA	34,783	3,963,543
HUGO BOSS AG	46,273	2,517,354
Ibu-Tec Advanced Materials AG *	25,383	1,643,345
PVA TePla AG *	54,906	1,611,344
Scout24 AG [1]	35,455	2,989,940
SGL Carbon SE *	202,729	1,944,722
SUESS MicroTec SE *	125,451	4,120,473
TAG Immobilien AG	67,868	2,153,497
VERBIO Vereinigte BioEnergie AG	58,803	2,978,680
	Shares, Principal Amount, or Number of Contracts	Value
zooplus AG *	18,740	$6,070,766
		40,639,738
Netherlands — 4.86%
Accell Group NV *	48,183	2,588,125
Corbion NV	37,188	2,125,412
Meltwater Holding BV *	404,775	2,157,587
Merus NV 2,*	90,188	1,900,261
OCI NV *	276,940	6,738,391
		15,509,776
Denmark — 4.55%
ISS A/S *	150,412	3,530,500
Matas A/S	247,500	4,483,317
Netcompany Group A/S [1]	24,930	2,832,390
Royal Unibrew A/S	28,698	3,655,405
		14,501,612
Switzerland — 3.66%
Bachem Holding AG - B	2,830	1,676,131
Belimo Holding AG	3,611	1,650,854
Flughafen Zurich AG *	16,105	2,663,134
Montana Aerospace AG 1,*	75,115	3,162,096
Tecan Group AG	5,089	2,521,262
		11,673,477
France — 3.56%
Coface SA	360,509	4,368,780
Maisons du Monde SA 1,*	95,069	2,356,017
Virbac SA	13,475	4,617,637
		11,342,434
Sweden — 3.48%
BHG Group AB *	83,051	1,606,074
Boozt AB 1,*	88,145	1,936,325
Elekta AB - B	238,746	3,459,238
Kindred Group PLC	99,145	1,554,118
Mekonomen AB *	154,322	2,549,763
		11,105,518
Austria — 3.13%
AT&S Austria Technologie & Systemtechnik AG	124,155	5,373,413
BAWAG Group AG 1,*	86,814	4,619,934
		9,993,347
Finland — 2.36%
Metso Outotec OYJ	509,070	5,913,158
Tokmanni Group Corp.	58,336	1,613,089
		7,526,247
Ireland — 1.56%
Glanbia PLC	84,124	1,368,571
James Hardie Industries PLC	106,518	3,616,311
		4,984,882

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Spain — 1.44%
Almirall SA	262,172	$4,572,905
Norway — 0.94%
Nordic Semiconductor ASA *	77,207	1,956,594
SmartCraft ASA *	429,481	1,052,734
		3,009,328
Iceland — 0.71%
Ossur HF *	307,852	2,270,385
Belgium — 0.68%
Bekaert SA	48,608	2,165,996
Italy — 0.51%
FinecoBank Banca Fineco SpA *	93,113	1,623,009
Poland — 0.44%
CCC SA *	47,534	1,400,589
Total EUROPE (Cost $161,840,571)		216,609,258
FAR EAST — 15.72%
Japan — 12.61%
Asics Corp.	130,200	3,295,579
ASKUL Corp.	200,650	3,128,186
Capcom Co. Ltd.	44,900	1,313,515
Fujitec Co. Ltd.	139,950	3,103,981
Iwatani Corp.	23,100	1,384,815
MINEBEA MITSUMI, Inc.	80,354	2,125,752
MISUMI Group, Inc.	107,300	3,631,559
Nichias Corp.	66,830	1,681,352
NSK Ltd.	225,800	1,908,513
Pola Orbis Holdings, Inc.	143,600	3,792,451
Raccoon Holdings, Inc.	86,000	1,777,362
Sugi Holdings Co. Ltd.	12,583	917,434
Takeuchi Manufacturing Co. Ltd.	98,100	2,443,339
THK Co. Ltd.	111,823	3,336,723
Tokai Carbon Co. Ltd.	170,200	2,347,058
ZOZO, Inc.	118,100	4,013,029
		40,200,648
Taiwan — 1.11%
Giant Manufacturing Co. Ltd.	309,589	3,538,954
Australia — 0.93%
NEXTDC Ltd. *	334,925	2,978,959
China — 0.69%
Burning Rock Biotech Ltd. - ADR 2,*	19,130	563,570
Genetron Holdings Ltd. - ADR 2,*	81,384	1,639,074
		2,202,644
	Shares, Principal Amount, or Number of Contracts	Value
South Korea — 0.38%
Douzone Bizon Co. Ltd.	16,269	$1,199,065
Total FAR EAST (Cost $42,370,895)		50,120,270
NORTH AMERICA — 9.87%
Canada — 9.17%
Altus Group Ltd.	46,753	2,166,796
AutoCanada, Inc. *	63,688	2,565,811
Boardwalk REIT	70,150	2,313,433
Docebo, Inc. *	60,125	3,558,220
Intertape Polymer Group, Inc.	178,230	4,132,244
K92 Mining, Inc. *	380,081	2,747,278
Kinaxis, Inc. *	32,465	4,270,787
Methanex Corp.	61,639	2,043,197
Parkland Corp.	73,675	2,380,946
Sleep Country Canada Holdings, Inc. [1]	128,645	3,079,136
		29,257,848
Mexico — 0.47%
Grupo Cementos de Chihuahua SAB de CV	185,986	1,495,333
United States — 0.23%
MaxCyte, Inc. *	59,052	735,180
Total NORTH AMERICA (Cost $25,068,756)		31,488,361
SOUTH AMERICA — 2.52%
Brazil — 2.52%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	468,500	2,228,620
Embraer SA *	482,300	1,829,788
Iochpe Maxion SA *	788,900	2,539,364
Meliuz SA	144,900	1,442,067
		8,039,839
Total SOUTH AMERICA (Cost $6,768,288)		8,039,839
MIDDLE EAST — 1.26%
Israel — 1.26%
Kornit Digital Ltd. 2,*	32,214	4,005,166
Total MIDDLE EAST (Cost $2,232,453)		4,005,166
Total COMMON STOCKS (Cost $238,280,963)		310,262,894

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 0.80%
SOUTH AMERICA — 0.80%
Brazil — 0.80%
Azul SA *	290,700	$2,555,270
Total SOUTH AMERICA (Cost $2,756,173)		2,555,270
Total PREFERRED STOCKS (Cost $2,756,173)		2,555,270
SHORT TERM INVESTMENTS — 1.53%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $4,876,996)	4,876,996	4,876,996

TOTAL INVESTMENTS (Cost $245,914,132)	99.62%	$317,695,160
Other Assets In Excess of Liabilities	0.38%	1,202,862
Net Assets	100.00%	$318,898,022

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $37,445,954, which represents 12% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Common Stocks	97.29%
Preferred Stocks	0.80%
Short Term Investments	1.53%
Total Investments	99.62%
Other Assets In Excess of Liabilities	0.38%
Total Net Assets	100.00%

Regional Weightings	Percent of Total Net Assets
Europe	67.92%
Far East	15.72%
North America	11.40%
South America	3.32%
Middle East	1.26%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.56
Airlines	1.22
Auto Components	0.31
Automobiles	0.66
Banks	1.96
Beverages	2.63
Biotechnology	2.56
Building Products	1.05
Capital Markets	1.24
Chemicals	5.86
Commercial Services & Supplies	3.34
Construction Materials	1.60
Containers & Packaging	1.30
Electrical Equipment	0.61
Electronic Equipment, Instruments & Components	1.68
Entertainment	0.41
Food & Staples Retailing	0.29
Food Products	1.41
Health Care Equipment & Supplies	4.27
Hotels, Restaurants & Leisure	1.88
Household Durables	1.41
Insurance	2.20
Interactive Media & Services	1.39
Internet & Direct Marketing Retail	6.02
Industry	Percent of Net Assets
IT Services	2.05
Leisure Products	1.92
Life Sciences Tools & Services	1.32
Machinery	13.03
Metals & Mining	1.54
Money Market Fund	1.53
Multiline Retail	1.26
Oil, Gas & Consumable Fuels	2.11
Personal Products	1.19
Pharmaceuticals	2.89
Professional Services	0.68
Real Estate Investment Trusts (REITs)	0.72
Real Estate Management & Development	1.36
Semiconductors & Semiconductor Equipment	2.40
Software	4.06
Specialty Retail	9.03
Textiles, Apparel & Luxury Goods	2.26
Thrifts & Mortgage Finance	1.26
Trading Companies & Distributors	1.32
Transportation Infrastructure	0.83
Other Assets In Excess of Liabilities	0.38
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	5 Years	Since Inception (11/18/13 - 6/30/21)	10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	90.94%	36.68%	36.44%	24.42%	22.61%
Russell Microcap® Growth Index[2]	65.78%	17.29%	18.82%	12.14%	13.01%

[1]	The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for periods prior to November 18, 2016, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by FTSE Russell's leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.90%
HEALTH CARE — 25.71%
Biotechnology — 15.30%
Apellis Pharmaceuticals, Inc. *	38,213	$2,415,062
Applied Therapeutics, Inc. *	71,332	1,482,279
Ardelyx, Inc. *	297,951	2,258,469
Avid Bioservices, Inc. *	182,730	4,687,024
Biomea Fusion, Inc. *	64,761	1,010,919
C4 Therapeutics, Inc. *	14,924	564,724
Celldex Therapeutics, Inc. *	81,912	2,739,137
Centessa Pharmaceuticals PLC - ADR 1,*	78,615	1,746,039
Crinetics Pharmaceuticals, Inc. *	198,244	3,736,899
Cytokinetics, Inc. *	193,816	3,835,619
Day One Biopharmaceuticals, Inc. *	64,160	1,460,923
Elevation Oncology, Inc. *	47,710	647,425
Essa Pharma, Inc. 1,*	51,349	1,467,041
Gamida Cell Ltd. 1,*	141,116	904,554
Intellia Therapeutics, Inc. *	25,859	4,186,831
Merus NV 1,*	80,747	1,701,339
Mirum Pharmaceuticals, Inc. *	32,878	568,461
Morphic Holding, Inc. *	27,501	1,578,282
Natera, Inc. *	51,673	5,866,436
ProQR Therapeutics NV 1,*	265,622	1,790,292
Relay Therapeutics, Inc. *	153,080	5,601,197
SpringWorks Therapeutics, Inc. *	82,848	6,827,504
VectivBio Holding AG 1,*	67,249	784,123
Xenon Pharmaceuticals, Inc. 1,*	98,784	1,839,358
		59,699,937
Health Care Equipment & Supplies — 5.47%
Alphatec Holdings, Inc. *	231,074	3,540,054
Axogen, Inc. *	45,764	988,960
Axonics, Inc. *	55,812	3,539,039
CryoPort, Inc. *	73,441	4,634,127
SeaSpine Holdings Corp. *	139,521	2,861,576
SI-BONE, Inc. *	82,114	2,584,128
Sientra, Inc. *	220,837	1,757,862
Treace Medical Concepts, Inc. *	46,428	1,451,339
		21,357,085
Health Care Technology — 1.72%
Inspire Medical Systems, Inc. *	11,256	2,175,334
OptimizeRx Corp. *	17,908	1,108,505
Phreesia, Inc. *	56,059	3,436,417
		6,720,256
Health Care Providers & Services — 1.67%
Castle Biosciences, Inc. *	53,260	3,905,556
Cross Country Healthcare, Inc. *	84,799	1,400,032
	Shares, Principal Amount, or Number of Contracts	Value
RadNet, Inc. *	35,412	$1,193,030
		6,498,618
Life Sciences Tools & Services — 1.06%
NeoGenomics, Inc. *	45,620	2,060,656
Quanterix Corp. *	35,014	2,053,921
		4,114,577
Pharmaceuticals — 0.49%
EyePoint Pharmaceuticals, Inc. *	111,734	1,004,489
Revance Therapeutics, Inc. *	30,496	903,901
		1,908,390
Total HEALTH CARE (Cost $67,795,121)		100,298,863
CONSUMER DISCRETIONARY — 21.21%
Hotels, Restaurants & Leisure — 5.27%
Bally's Corp. *	95,581	5,171,888
Everi Holdings, Inc. *	271,778	6,778,144
Full House Resorts, Inc. *	234,778	2,333,693
GAN Ltd. 1,*	61,577	1,012,326
Lindblad Expeditions Holdings, Inc. *	121,117	1,939,083
NEOGAMES SA 1,*	53,826	3,308,684
		20,543,818
Specialty Retail — 4.10%
Abercrombie & Fitch Co. - A *	61,167	2,839,984
Boot Barn Holdings, Inc. *	84,649	7,114,748
GrowGeneration Corp. *	125,477	6,035,444
		15,990,176
Internet & Direct Marketing Retail — 3.56%
1stdibs.com, Inc. *	58,989	2,053,407
CarParts.com, Inc. *	147,100	2,994,956
Liquidity Services, Inc. *	82,382	2,096,622
PubMatic, Inc. - A *	133,520	5,216,626
RumbleON, Inc. - B *	38,079	1,541,057
		13,902,668
Household Durables — 3.04%
Skyline Champion Corp. *	77,343	4,122,382
The Lovesac Co. *	81,948	6,538,631
VOXX International Corp. *	85,286	1,194,857
		11,855,870
Auto Components — 2.73%
Fox Factory Holding Corp. *	21,928	3,413,313
Modine Manufacturing Co. *	119,782	1,987,183
XPEL, Inc. *	62,494	5,241,372
		10,641,868
Leisure Products — 1.98%
Malibu Boats, Inc. - A *	26,904	1,972,870

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Vista Outdoor, Inc. *	124,450	$5,759,546
		7,732,416
Distributors — 0.53%
Funko, Inc. - A *	97,469	2,074,140
Total CONSUMER DISCRETIONARY (Cost $45,278,336)		82,740,956
INFORMATION TECHNOLOGY — 16.66%
Semiconductors & Semiconductor Equipment — 6.28%
Axcelis Technologies, Inc. *	63,678	2,573,865
AXT, Inc. *	170,682	1,874,088
Camtek Ltd. 1,*	72,367	2,728,960
Impinj, Inc. *	63,005	3,250,428
SiTime Corp. *	36,333	4,599,394
SkyWater Technology, Inc. *	104,996	3,008,135
Ultra Clean Holdings, Inc. *	120,110	6,452,309
		24,487,179
Communications Equipment — 5.27%
Aviat Networks, Inc. *	85,021	2,786,138
Calix, Inc. *	166,747	7,920,483
Cambium Networks Corp. *	101,892	4,926,478
Clearfield, Inc. *	50,972	1,908,901
Sierra Wireless, Inc. 1,*	159,434	3,027,652
		20,569,652
Software — 3.10%
Avaya Holdings Corp. *	109,078	2,934,198
ChannelAdvisor Corp. *	222,756	5,459,750
Docebo, Inc. 1,*	62,699	3,701,122
		12,095,070
IT Services — 2.01%
Endava PLC - SP ADR 1,*	35,615	4,038,029
Grid Dynamics Holdings, Inc. *	117,278	1,762,688
Integral Ad Science Holding Corp. *	99,369	2,045,014
		7,845,731
Total INFORMATION TECHNOLOGY (Cost $41,781,078)		64,997,632
INDUSTRIALS — 11.76%
Machinery — 4.18%
Agrify Corp. *	117,113	1,393,645
Chart Industries, Inc. *	23,167	3,389,796
Energy Recovery, Inc. *	29,496	671,919
Hydrofarm Holdings Group, Inc. *	57,984	3,427,434
Terex Corp.	80,094	3,814,076
The Shyft Group, Inc.	96,213	3,599,328
		16,296,198
	Shares, Principal Amount, or Number of Contracts	Value
Airlines — 1.21%
Spirit Airlines, Inc. *	73,005	$2,222,272
Sun Country Airlines Holdings, Inc. *	67,170	2,485,962
		4,708,234
Electrical Equipment — 1.19%
Stem, Inc. *	56,672	2,040,759
Vicor Corp. *	24,573	2,598,349
		4,639,108
Aerospace & Defense — 1.10%
Embraer SA - SP ADR 1,*	282,359	4,274,915
Commercial Services & Supplies — 1.05%
Montrose Environmental Group, Inc. *	76,648	4,112,931
Trading Companies & Distributors — 0.94%
Karat Packaging, Inc. *	98,369	2,003,777
Titan Machinery, Inc. *	53,497	1,655,197
		3,658,974
Marine — 0.93%
Star Bulk Carriers Corp. [1]	158,366	3,634,499
Road & Rail — 0.78%
HyreCar, Inc. *	145,315	3,039,990
Construction & Engineering — 0.38%
NV5 Global, Inc. *	15,884	1,501,197
Total INDUSTRIALS (Cost $29,480,702)		45,866,046
FINANCIALS — 7.38%
Banks — 2.62%
Live Oak Bancshares, Inc.	65,914	3,888,926
Silvergate Capital Corp. - A *	22,483	2,547,773
Triumph Bancorp, Inc. *	50,756	3,768,633
		10,205,332
Capital Markets — 1.92%
Cowen, Inc. - A	78,954	3,241,062
Open Lending Corp. - A *	98,934	4,263,066
		7,504,128
Insurance — 1.49%
BRP Group, Inc. - A *	73,907	1,969,622
Goosehead Insurance, Inc. - A	11,745	1,495,138
Midwest Holding, Inc. *	15,323	599,436
Trean Insurance Group, Inc. *	117,049	1,765,099
		5,829,295
Thrifts & Mortgage Finance — 0.86%
Meta Financial Group, Inc.	66,411	3,362,389
Holding Companies - Diversified — 0.49%
CM Life Sciences III, Inc. 2,*	173,706	1,902,081
Total FINANCIALS (Cost $15,156,544)		28,803,225

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 6.82%
Oil, Gas & Consumable Fuels — 4.97%
Bonanza Creek Energy, Inc.	96,126	$4,524,651
Callon Petroleum Co. *	35,315	2,037,322
Energy Fuels, Inc. *	198,604	1,201,554
Green Plains, Inc. *	140,982	4,739,815
Matador Resources Co.	191,051	6,879,747
		19,383,089
Energy Equipment & Services — 1.85%
Aspen Aerogels, Inc. *	126,093	3,772,702
DMC Global, Inc. *	29,517	1,659,151
Oceaneering International, Inc. *	114,647	1,785,054
		7,216,907
Total ENERGY (Cost $18,045,619)		26,599,996
CONSUMER STAPLES — 6.00%
Beverages — 2.82%
Celsius Holdings, Inc. *	115,009	8,751,035
The Duckhorn Portfolio, Inc. *	101,647	2,242,333
		10,993,368
Personal Products — 1.43%
BellRing Brands, Inc. - A *	79,076	2,478,242
The Beauty Health Co. *	185,198	3,111,326
		5,589,568
Food Products — 1.00%
SunOpta, Inc. 1,*	318,243	3,895,294
Tobacco — 0.75%
Turning Point Brands, Inc.	64,113	2,934,452
Total CONSUMER STAPLES (Cost $13,696,884)		23,412,682
COMMUNICATION SERVICES — 3.07%
Media — 1.57%
Cardlytics, Inc. *	17,164	2,178,627
Perion Network Ltd. 1,*	184,986	3,962,400
		6,141,027
Interactive Media & Services — 1.35%
Eventbrite, Inc. - A *	128,550	2,442,450
fuboTV, Inc. *	87,247	2,801,501
		5,243,951
Entertainment — 0.15%
Motorsport Games, Inc. - A *	41,175	576,450
Total COMMUNICATION SERVICES (Cost $8,433,444)		11,961,428
	Shares, Principal Amount, or Number of Contracts	Value
MATERIALS — 1.29%
Metals & Mining — 0.72%
Gatos Silver, Inc. *	78,396	$1,371,146
Kaiser Aluminum Corp.	11,635	1,436,806
		2,807,952
Containers & Packaging — 0.57%
Ranpak Holdings Corp. *	89,212	2,232,977
Total MATERIALS (Cost $4,772,667)		5,040,929
Total COMMON STOCKS (Cost $244,440,395)		389,721,757
SHORT TERM INVESTMENTS — 0.42%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $1,648,787)	1,648,787	1,648,787

TOTAL INVESTMENTS (Cost $246,089,182)	100.32%	$391,370,544
Liabilities In Excess of Other Assets	(0.32)%	(1,254,568)
Net Assets	100.00%	$390,115,976

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Common Stocks	99.90%
Short Term Investments	0.42%
Total Investments	100.32%
Liabilities In Excess of Other Assets	(0.32)%
Total Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.10
Airlines	1.21
Auto Components	2.73
Banks	2.62
Beverages	2.82
Biotechnology	15.30
Capital Markets	1.92
Commercial Services & Supplies	1.05
Communications Equipment	5.27
Construction & Engineering	0.38
Containers & Packaging	0.57
Distributors	0.53
Electrical Equipment	1.19
Energy Equipment & Services	1.85
Entertainment	0.15
Food Products	1.00
Health Care Equipment & Supplies	5.47
Health Care Providers & Services	1.67
Health Care Technology	1.72
Holding Companies - Diversified	0.49
Hotels, Restaurants & Leisure	5.27
Household Durables	3.04
Insurance	1.49
Industry	Percent of Net Assets
Interactive Media & Services	1.35
Internet & Direct Marketing Retail	3.56
IT Services	2.01
Leisure Products	1.98
Life Sciences Tools & Services	1.06
Machinery	4.18
Marine	0.93
Media	1.57
Metals & Mining	0.72
Money Market Fund	0.42
Oil, Gas & Consumable Fuels	4.97
Personal Products	1.43
Pharmaceuticals	0.49
Road & Rail	0.78
Semiconductors & Semiconductor Equipment	6.28
Software	3.10
Specialty Retail	4.10
Thrifts & Mortgage Finance	0.86
Tobacco	0.75
Trading Companies & Distributors	0.94
Liabilities In Excess of Other Assets	(0.32)
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	Since Inception (8/21/17 - 6/30/21)	5 Years	10 Years
Driehaus Small Cap Growth Fund Investor Class (DVSMX)[1]	70.43%	31.14%	35.31%	31.99%	19.91%
Driehaus Small Cap Growth Fund Institutional Class (DNSMX)[1]	70.98%	31.52%	35.69%	32.28%	20.04%
Russell 2000® Growth Index[2]	51.36%	15.94%	19.09%	18.76%	13.52%

[1]	The Driehaus Small Cap Growth Fund (“the Fund”) performance shown above includes the performance of the Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Partnership was managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Partnership’s assets together with the assets of the Driehaus Institutional Small Cap Recovery Fund, L.P., Driehaus Small Cap Recovery Fund, L.P. and Driehaus Small Cap Investors, L.P. (together, the “Limited Partnerships”) on August 21, 2017. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell 2000® Growth Index measures the performance of the small cap growth segment of the US Equity universe. It includes those Russell 2000® companies with higher price-value ratio and higher forecasted growth values. The Russell 2000® Index is constructed to provide a comprehensive and unbiased barometer for the small cap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.27%
HEALTH CARE — 21.71%
Biotechnology — 12.76%
Argenx SE - ADR 1,*	9,922	$2,987,217
Blueprint Medicines Corp. *	25,950	2,282,562
C4 Therapeutics, Inc. *	18,664	706,246
CareDx, Inc. *	39,804	3,642,862
Centessa Pharmaceuticals PLC - ADR 1,*	97,513	2,165,764
Cytokinetics, Inc. *	181,903	3,599,860
Halozyme Therapeutics, Inc. *	130,694	5,934,815
Intellia Therapeutics, Inc. *	27,547	4,460,135
Invitae Corp. *	109,473	3,692,524
Mirati Therapeutics, Inc. *	14,180	2,290,495
Morphic Holding, Inc. *	43,947	2,522,118
Natera, Inc. *	86,868	9,862,124
Relay Therapeutics, Inc. *	166,605	6,096,077
SpringWorks Therapeutics, Inc. *	107,093	8,825,534
		59,068,333
Life Sciences Tools & Services — 3.10%
Maravai LifeSciences Holdings, Inc. - A *	84,405	3,522,221
Medpace Holdings, Inc. *	23,799	4,203,617
NeoGenomics, Inc. *	45,894	2,073,032
Olink Holding AB - ADR 1,*	61,975	2,133,179
Repligen Corp. *	12,155	2,426,381
		14,358,430
Health Care Equipment & Supplies — 2.58%
AtriCure, Inc. *	53,452	4,240,347
Shockwave Medical, Inc. *	22,947	4,353,734
SI-BONE, Inc. *	105,801	3,329,558
		11,923,639
Health Care Providers & Services — 2.13%
AMN Healthcare Services, Inc. *	61,123	5,927,709
Guardant Health, Inc. *	15,427	1,915,879
Owens & Minor, Inc.	47,300	2,002,209
		9,845,797
Pharmaceuticals — 0.59%
Intra-Cellular Therapies, Inc. *	66,902	2,730,940
Health Care Technology — 0.55%
Inspire Medical Systems, Inc. *	13,237	2,558,183
Total HEALTH CARE (Cost $69,884,998)		100,485,322
INFORMATION TECHNOLOGY — 19.95%
Software — 10.02%
Avaya Holdings Corp. *	112,262	3,019,848
ChannelAdvisor Corp. *	177,888	4,360,035
Docebo, Inc. 1,*	79,478	4,691,586
	Shares, Principal Amount, or Number of Contracts	Value
DoubleVerify Holdings, Inc. *	120,810	$5,115,095
Five9, Inc. *	28,535	5,233,034
Monday.com Ltd. 1,*	33,839	7,566,062
Sprinklr, Inc. - A *	131,415	2,705,835
Sprout Social, Inc. - A *	39,475	3,529,855
Teradata Corp. *	122,003	6,096,490
Zscaler, Inc. *	18,689	4,037,945
		46,355,785
Semiconductors & Semiconductor Equipment — 6.16%
Ambarella, Inc. *	50,486	5,383,322
Axcelis Technologies, Inc. *	66,324	2,680,816
Lattice Semiconductor Corp. *	81,437	4,575,131
SiTime Corp. *	26,840	3,397,676
Synaptics, Inc. *	38,640	6,011,611
Ultra Clean Holdings, Inc. *	120,316	6,463,375
		28,511,931
Communications Equipment — 2.70%
Calix, Inc. *	153,170	7,275,575
Cambium Networks Corp. *	108,454	5,243,751
		12,519,326
IT Services — 1.07%
Endava PLC - SP ADR 1,*	43,696	4,954,252
Total INFORMATION TECHNOLOGY (Cost $64,549,537)		92,341,294
INDUSTRIALS — 19.70%
Machinery — 6.88%
Chart Industries, Inc. *	30,315	4,435,691
Evoqua Water Technologies Corp. *	85,697	2,894,845
Gates Industrial Corp. PLC *	250,827	4,532,444
Hydrofarm Holdings Group, Inc. *	46,380	2,741,522
John Bean Technologies Corp.	17,328	2,471,319
Kornit Digital Ltd. 1,*	49,490	6,153,092
Terex Corp.	69,433	3,306,399
The Shyft Group, Inc.	141,582	5,296,582
		31,831,894
Electrical Equipment — 2.18%
Generac Holdings, Inc. *	13,481	5,596,637
Vicor Corp. *	42,578	4,502,198
		10,098,835
Airlines — 1.90%
Alaska Air Group, Inc. *	37,982	2,290,695
Allegiant Travel Co. *	16,992	3,296,448
Sun Country Airlines Holdings, Inc. *	87,127	3,224,570
		8,811,713

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Professional Services — 1.86%
Korn Ferry	33,652	$2,441,453
Upwork, Inc. *	106,064	6,182,470
		8,623,923
Trading Companies & Distributors — 1.76%
GMS, Inc. *	39,140	1,884,200
H&E Equipment Services, Inc.	79,934	2,659,404
Herc Holdings, Inc. *	32,025	3,589,042
		8,132,646
Marine — 1.59%
Star Bulk Carriers Corp. [1]	147,523	3,385,653
ZIM Integrated Shipping Services Ltd. 1,*	88,349	3,969,520
		7,355,173
Building Products — 1.03%
Advanced Drainage Systems, Inc.	20,819	2,426,871
Trex Co., Inc. *	23,038	2,354,714
		4,781,585
Road & Rail — 0.94%
Avis Budget Group, Inc. *	28,623	2,229,445
Saia, Inc. *	10,112	2,118,363
		4,347,808
Aerospace & Defense — 0.84%
Axon Enterprise, Inc. *	21,837	3,860,782
Commercial Services & Supplies — 0.72%
ACV Auctions, Inc. - A *	76,627	1,963,950
Legalzoom.com, Inc. *	36,486	1,380,995
		3,344,945
Total INDUSTRIALS (Cost $65,711,475)		91,189,304
CONSUMER DISCRETIONARY — 19.56%
Specialty Retail — 4.30%
American Eagle Outfitters, Inc.	84,466	3,170,009
Boot Barn Holdings, Inc. *	54,843	4,609,554
GrowGeneration Corp. *	120,023	5,773,106
Lithia Motors, Inc. - A	18,537	6,370,055
		19,922,724
Hotels, Restaurants & Leisure — 3.32%
Bally's Corp. *	37,469	2,027,448
Caesars Entertainment, Inc. *	71,700	7,438,875
SeaWorld Entertainment, Inc. *	71,946	3,592,983
Six Flags Entertainment Corp. *	52,927	2,290,681
		15,349,987
Textiles, Apparel & Luxury Goods — 2.88%
Crocs, Inc. *	86,868	10,121,859
Deckers Outdoor Corp. *	8,356	3,209,289
		13,331,148
	Shares, Principal Amount, or Number of Contracts	Value
Internet & Direct Marketing Retail — 2.44%
PubMatic, Inc. - A *	143,626	$5,611,468
Revolve Group, Inc. *	82,329	5,672,468
		11,283,936
Auto Components — 2.39%
Fox Factory Holding Corp. *	25,061	3,900,995
Gentherm, Inc. *	43,430	3,085,702
Visteon Corp. *	33,797	4,087,409
		11,074,106
Leisure Products — 2.23%
Callaway Golf Co. *	146,175	4,930,482
Hayward Holdings, Inc. *	114,589	2,981,606
Latham Group, Inc. *	74,929	2,394,731
		10,306,819
Household Durables — 2.00%
Skyline Champion Corp. *	66,825	3,561,772
Vizio Holding Corp. - A *	210,067	5,673,910
		9,235,682
Total CONSUMER DISCRETIONARY (Cost $63,833,317)		90,504,402
MATERIALS — 5.70%
Metals & Mining — 2.99%
Arconic Corp. *	84,146	2,997,281
Cleveland-Cliffs, Inc. *	238,724	5,146,889
MP Materials Corp. *	155,041	5,714,811
		13,858,981
Chemicals — 1.40%
Ingevity Corp. *	36,904	3,002,510
Tronox Holdings PLC - A [1]	154,288	3,456,051
		6,458,561
Construction Materials — 1.31%
Summit Materials, Inc. - A *	174,383	6,077,248
Total MATERIALS (Cost $21,506,115)		26,394,790
ENERGY — 3.52%
Oil, Gas & Consumable Fuels — 2.55%
Magnolia Oil & Gas Corp. - A *	312,209	4,879,827
PDC Energy, Inc.	99,269	4,545,527
SM Energy Co.	97,072	2,390,883
		11,816,237
Energy Equipment & Services — 0.97%
Cactus, Inc. - A	90,624	3,327,713
Core Laboratories NV [1]	29,189	1,136,912
		4,464,625
Total ENERGY (Cost $13,962,503)		16,280,862

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 3.18%
Beverages — 2.64%
Celsius Holdings, Inc. *	125,714	$9,565,578
The Duckhorn Portfolio, Inc. *	120,445	2,657,017
		12,222,595
Food Products — 0.54%
Freshpet, Inc. *	15,298	2,492,962
Total CONSUMER STAPLES (Cost $8,983,036)		14,715,557
FINANCIALS — 3.14%
Banks — 1.74%
Live Oak Bancshares, Inc.	42,784	2,524,256
Silvergate Capital Corp. - A *	11,671	1,322,558
Triumph Bancorp, Inc. *	56,873	4,222,820
		8,069,634
Capital Markets — 1.08%
Open Lending Corp. - A *	116,286	5,010,764
Holding Companies - Diversified — 0.32%
CM Life Sciences, Inc. - A 2,*	104,759	1,467,673
Total FINANCIALS (Cost $10,937,580)		14,548,071
COMMUNICATION SERVICES — 2.81%
Entertainment — 1.27%
Roku, Inc. *	12,796	5,876,563
Interactive Media & Services — 0.96%
Eventbrite, Inc. - A *	105,405	2,002,695
ZipRecruiter, Inc. - A *	98,280	2,455,034
		4,457,729
Media — 0.58%
Cardlytics, Inc. *	21,046	2,671,369
Total COMMUNICATION SERVICES (Cost $8,614,361)		13,005,661
Total COMMON STOCKS (Cost $327,982,922)		459,465,263
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 1.65%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $7,646,504)	7,646,504	$7,646,504

TOTAL INVESTMENTS (Cost $335,629,426)	100.92%	$467,111,767
Liabilities In Excess of Other Assets	(0.92)%	(4,276,878)
Net Assets	100.00%	$462,834,889

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Common Stocks	99.27%
Short Term Investments	1.65%
Total Investments	100.92%
Liabilities In Excess of Other Assets	(0.92)%
Total Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.84
Airlines	1.90
Auto Components	2.39
Banks	1.74
Beverages	2.64
Biotechnology	12.76
Building Products	1.03
Capital Markets	1.08
Chemicals	1.40
Commercial Services & Supplies	0.72
Communications Equipment	2.70
Construction Materials	1.31
Electrical Equipment	2.18
Energy Equipment & Services	0.97
Entertainment	1.27
Food Products	0.54
Health Care Equipment & Supplies	2.58
Health Care Providers & Services	2.13
Health Care Technology	0.55
Holding Companies - Diversified	0.32
Hotels, Restaurants & Leisure	3.32
Household Durables	2.00
Industry	Percent of Net Assets
Interactive Media & Services	0.96
Internet & Direct Marketing Retail	2.44
IT Services	1.07
Leisure Products	2.23
Life Sciences Tools & Services	3.10
Machinery	6.88
Marine	1.59
Media	0.58
Metals & Mining	2.99
Money Market Fund	1.65
Oil, Gas & Consumable Fuels	2.55
Pharmaceuticals	0.59
Professional Services	1.86
Road & Rail	0.94
Semiconductors & Semiconductor Equipment	6.16
Software	10.02
Specialty Retail	4.30
Textiles, Apparel & Luxury Goods	2.88
Trading Companies & Distributors	1.76
Liabilities In Excess of Other Assets	(0.92)
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since May 1, 2020 (the date of the fund's inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
Average Annual Total Returns as of 6/30/21	1 Year	Since Inception (5/1/20 - 6/30/21)
Driehaus Small/Mid Cap Growth Fund [1]	61.94%	78.96%
Russell 2500® Growth Index[2]	49.63%	58.63%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell 2500® Growth Index measures the performance of the small to midcap growth segment of the US Equity universe. It measures the performance of those Russell 2500® Index companies with higher growth earning potential as defined by FTSE Russell’s leading style methodology. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small to midcap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.46%
INFORMATION TECHNOLOGY — 22.90%
Software — 11.60%
Avaya Holdings Corp. *	4,709	$126,672
Confluent, Inc. - A *	4,207	199,832
DoubleVerify Holdings, Inc. *	6,405	271,188
Five9, Inc. *	2,548	467,278
HubSpot, Inc. *	705	410,818
Monday.com Ltd. 1,*	1,960	438,236
Sprout Social, Inc. - A *	1,857	166,053
Teradata Corp. *	6,739	336,748
Zscaler, Inc. *	1,870	404,032
		2,820,857
Semiconductors & Semiconductor Equipment — 6.71%
Ambarella, Inc. *	2,608	278,091
Enphase Energy, Inc. *	1,415	259,837
Lattice Semiconductor Corp. *	3,680	206,742
MKS Instruments, Inc.	994	176,882
Qorvo, Inc. *	809	158,281
SiTime Corp. *	1,315	166,466
Synaptics, Inc. *	1,697	264,019
Ultra Clean Holdings, Inc. *	2,271	121,998
		1,632,316
IT Services — 2.18%
Endava PLC - SP ADR 1,*	1,833	207,825
EPAM System, Inc. *	255	130,295
MongoDB, Inc. *	533	192,690
		530,810
Communications Equipment — 1.51%
Calix, Inc. *	7,729	367,128
Electronic Equipment, Instruments & Components — 0.90%
Trimble, Inc. *	2,673	218,732
Total INFORMATION TECHNOLOGY (Cost $4,287,670)		5,569,843
HEALTH CARE — 22.78%
Biotechnology — 12.29%
Alnylam Pharmaceuticals, Inc. *	834	141,380
Argenx SE - ADR 1,*	630	189,674
Ascendis Pharma A/S - ADR 1,*	512	67,354
Blueprint Medicines Corp. *	1,261	110,918
CareDx, Inc. *	2,077	190,087
Exact Sciences Corp. *	976	121,326
Halozyme Therapeutics, Inc. *	5,942	269,826
Intellia Therapeutics, Inc. *	1,457	235,903
Invitae Corp. *	5,747	193,846
Mirati Therapeutics, Inc. *	676	109,194
Moderna, Inc. *	967	227,226
Natera, Inc. *	3,824	434,139
	Shares, Principal Amount, or Number of Contracts	Value
Relay Therapeutics, Inc. *	7,070	$258,691
SpringWorks Therapeutics, Inc. *	5,331	439,328
		2,988,892
Life Sciences Tools & Services — 4.57%
Bio-Techne Corp.	677	304,826
Maravai LifeSciences Holdings, Inc. - A *	4,167	173,889
Medpace Holdings, Inc. *	1,473	260,176
NeoGenomics, Inc. *	2,152	97,206
Olink Holding AB - ADR 1,*	4,300	148,006
Repligen Corp. *	635	126,758
		1,110,861
Health Care Equipment & Supplies — 3.71%
AtriCure, Inc. *	2,925	232,040
Globus Medical, Inc. - A *	2,542	197,081
Insulet Corp. *	891	244,589
Shockwave Medical, Inc. *	1,211	229,763
		903,473
Health Care Providers & Services — 2.21%
AMN Healthcare Services, Inc. *	3,497	339,139
Guardant Health, Inc. *	860	106,804
LifeStance Health Group, Inc. *	3,298	91,882
		537,825
Total HEALTH CARE (Cost $4,688,451)		5,541,051
CONSUMER DISCRETIONARY — 19.99%
Specialty Retail — 5.26%
American Eagle Outfitters, Inc.	3,656	137,210
Five Below, Inc. *	656	126,785
GrowGeneration Corp. *	2,540	122,174
Lithia Motors, Inc. - A	947	325,427
RH *	288	195,552
The Gap, Inc.	4,189	140,960
Ulta Beauty, Inc. *	670	231,666
		1,279,774
Textiles, Apparel & Luxury Goods — 3.43%
Crocs, Inc. *	4,817	561,277
Deckers Outdoor Corp. *	417	160,157
Under Armour, Inc. - A *	5,390	113,998
		835,432
Hotels, Restaurants & Leisure — 2.99%
Caesars Entertainment, Inc. *	3,796	393,835
SeaWorld Entertainment, Inc. *	4,138	206,652
Vail Resorts, Inc. *	398	125,975
		726,462
Auto Components — 1.78%
Fox Factory Holding Corp. *	821	127,797

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Gentherm, Inc. *	2,786	$197,945
Visteon Corp. *	880	106,427
		432,169
Leisure Products — 1.58%
Callaway Golf Co. *	7,670	258,709
Latham Group, Inc. *	3,960	126,562
		385,271
Internet & Direct Marketing Retail — 1.54%
PubMatic, Inc. - A *	6,261	244,617
Revolve Group, Inc. *	1,885	129,877
		374,494
Distributors — 1.24%
LKQ Corp. *	2,969	146,134
Pool Corp.	337	154,568
		300,702
Household Durables — 1.15%
Vizio Holding Corp. - A *	10,373	280,175
Automobiles — 1.02%
Harley-Davidson, Inc.	5,427	248,665
Total CONSUMER DISCRETIONARY (Cost $3,984,081)		4,863,144
INDUSTRIALS — 17.08%
Machinery — 5.12%
Chart Industries, Inc. *	1,194	174,706
Gates Industrial Corp. PLC *	12,545	226,688
Kornit Digital Ltd. 1,*	2,326	289,192
Nordson Corp.	524	115,023
Terex Corp.	2,970	141,431
The Middleby Corp. *	1,029	178,285
The Toro Co.	1,102	121,088
		1,246,413
Electrical Equipment — 3.08%
Acuity Brands, Inc.	992	185,534
Generac Holdings, Inc. *	739	306,796
Vicor Corp. *	2,427	256,631
		748,961
Professional Services — 1.84%
Clarivate PLC 1,*	5,915	162,840
Upwork, Inc. *	4,876	284,222
		447,062
Aerospace & Defense — 1.65%
Axon Enterprise, Inc. *	1,208	213,574
HEICO Corp.	1,342	187,102
		400,676
Airlines — 1.38%
Alaska Air Group, Inc. *	1,992	120,137
	Shares, Principal Amount, or Number of Contracts	Value
Allegiant Travel Co. *	1,117	$216,698
		336,835
Air Freight & Logistics — 1.01%
XPO Logistics, Inc. *	1,759	246,066
Road & Rail — 0.97%
Avis Budget Group, Inc. *	1,497	116,601
Old Dominion Freight Line, Inc.	467	118,525
		235,126
Commercial Services & Supplies — 0.88%
ACV Auctions, Inc. - A *	4,008	102,725
Legalzoom.com, Inc. *	2,918	110,446
		213,171
Building Products — 0.65%
Trex Co., Inc. *	1,538	157,199
Trading Companies & Distributors — 0.50%
United Rentals, Inc. *	384	122,500
Total INDUSTRIALS (Cost $3,393,716)		4,154,009
MATERIALS — 5.18%
Metals & Mining — 2.07%
Arconic Corp. *	4,381	156,051
Cleveland-Cliffs, Inc. *	10,305	222,176
MP Materials Corp. *	3,412	125,766
		503,993
Chemicals — 2.05%
Albemarle Corp.	1,418	238,876
CF Industries Holdings, Inc.	2,348	120,805
Tronox Holdings PLC - A [1]	6,244	139,866
		499,547
Construction Materials — 1.06%
Summit Materials, Inc. - A *	7,382	257,263
Total MATERIALS (Cost $1,133,597)		1,260,803
COMMUNICATION SERVICES — 4.18%
Entertainment — 2.25%
Roku, Inc. *	1,192	547,426
Interactive Media & Services — 1.93%
Eventbrite, Inc. - A *	4,851	92,169
Snap, Inc. - A *	3,629	247,280
ZipRecruiter, Inc. - A *	5,173	129,222
		468,671
Total COMMUNICATION SERVICES (Cost $653,087)		1,016,097

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 3.15%
Oil, Gas & Consumable Fuels — 2.86%
Diamondback Energy, Inc.	2,128	$199,798
Magnolia Oil & Gas Corp. - A *	16,157	252,534
PDC Energy, Inc.	5,336	244,335
		696,667
Energy Equipment & Services — 0.29%
ChampionX Corp. *	2,749	70,512
Total ENERGY (Cost $652,317)		767,179
CONSUMER STAPLES — 1.64%
Beverages — 1.11%
Celsius Holdings, Inc. *	3,530	268,598
Food Products — 0.53%
Oatly Group AB - ADR 1,*	5,281	129,173
Total CONSUMER STAPLES (Cost $347,711)		397,771
FINANCIALS — 1.56%
Banks — 1.56%
Signature Bank	856	210,276
SVB Financial Group *	304	169,155
		379,431
Total FINANCIALS (Cost $251,793)		379,431
Total COMMON STOCKS (Cost $19,392,423)		23,949,328
SHORT TERM INVESTMENTS — 1.89%
Northern Institutional Funds - U.S. Government Portfolio (Shares Class), 0.00% [2] (Cost $459,314)	459,314	459,314

TOTAL INVESTMENTS (Cost $19,851,737)	100.35%	$24,408,642
Liabilities In Excess of Other Assets	(0.35)%	(85,895)
Net Assets	100.00%	$24,322,747

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Total Net Assets
Common Stocks	98.46%
Short Term Investments	1.89%
Total Investments	100.35%
Liabilities In Excess of Other Assets	(0.35)%
Total Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2021 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.65
Air Freight & Logistics	1.01
Airlines	1.38
Auto Components	1.78
Automobiles	1.02
Banks	1.56
Beverages	1.11
Biotechnology	12.29
Building Products	0.65
Chemicals	2.05
Commercial Services & Supplies	0.88
Communications Equipment	1.51
Construction Materials	1.06
Distributors	1.24
Electrical Equipment	3.08
Electronic Equipment, Instruments & Components	0.90
Energy Equipment & Services	0.29
Entertainment	2.25
Food Products	0.53
Health Care Equipment & Supplies	3.71
Health Care Providers & Services	2.21
Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	2.99
Household Durables	1.15
Interactive Media & Services	1.93
Internet & Direct Marketing Retail	1.54
IT Services	2.18
Leisure Products	1.58
Life Sciences Tools & Services	4.57
Machinery	5.12
Metals & Mining	2.07
Money Market Fund	1.89
Oil, Gas & Consumable Fuels	2.86
Professional Services	1.84
Road & Rail	0.97
Semiconductors & Semiconductor Equipment	6.71
Software	11.60
Specialty Retail	5.26
Textiles, Apparel & Luxury Goods	3.43
Trading Companies & Distributors	0.50
Liabilities In Excess of Other Assets	(0.35)
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since August 26, 2013 (the date of the fund's inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
Average Annual Total Returns as of 6/30/21	1 Year	3 Years	5 Years	Since Inception (8/26/13 - 6/30/21)
Driehaus Event Driven Fund (DEVDX)[1]	27.09%	13.93%	11.14%	7.16%
S&P 500 Index[2]	40.79%	18.67%	17.65%	15.12%
FTSE 3-Month T-Bill Index[3]	0.08%	1.31%	1.14%	0.75%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.
[3]	The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 0.80%
Healthcare - Products — 0.55%
Progenity, Inc. 7.25%, 12/1/25 [1]	$1,073,000	$1,054,222
Pharmaceuticals — 0.25%
Cytokinetics, Inc. 4.00%, 11/15/26 [2]	229,000	473,183
Total CONVERTIBLE CORPORATE BONDS (Cost $1,347,805)		1,527,405
CORPORATE BONDS — 10.59%
Banks — 1.99%
JPMorgan Chase & Co. 3.66%, (3-Month USD Libor + 347 basis points), 4/29/49 [2,3,4]	3,773,000	3,782,432
Diversified Financial Services — 0.96%
ILFC E-Capital Trust I 3.66%, 12/21/65 [1,2,3,4,5]	2,189,000	1,816,870
Lodging — 1.82%
Arrow Bidco LLC 9.50%, 3/15/24 [1,2]	3,410,000	3,460,298
Oil & Gas — 0.98%
Transocean Pontus Ltd. (Cayman Islands) 6.12%, 8/1/25 [1]	1,837,875	1,859,406
Retail — 1.24%
Guitar Center, Inc. 8.50%, 1/15/26 [1,2]	2,200,000	2,354,000
Telecommunications — 0.90%
Cincinnati Bell, Inc. 7.00%, 7/15/24 [1,2]	1,674,000	1,717,943
Trucking & Leasing — 2.70%
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/27 [1,2]	4,437,000	5,130,281
Total CORPORATE BONDS (Cost $18,854,245)		20,121,230
COMMON STOCKS — 64.03%
Banks — 6.49%
Eastern Bankshares, Inc. [2]	262,717	5,404,089
HarborOne Bancorp, Inc. [2]	249,225	3,573,886
Kearny Financial Corp./MD [2]	280,555	3,352,632
		12,330,607
Biotechnology — 12.27%
Alexion Pharmaceuticals, Inc. 2,*	23,569	4,329,861
Ascendis Pharma A/S - ADR 2,6,*	13,514	1,777,767
Crinetics Pharmaceuticals, Inc. *	179,547	3,384,461
Elevation Oncology, Inc. *	366,813	4,977,658
Relay Therapeutics, Inc. 2,*	159,345	5,830,433
	Shares, Principal Amount, or Number of Contracts	Value
SpringWorks Therapeutics, Inc. *	30,231	$2,491,337
Trillium Therapeutics, Inc. *	53,433	518,300
		23,309,817
Computers — 0.25%
iCAD, Inc. *	27,444	475,056
Entertainment — 3.10%
Golden Entertainment, Inc. 2,*	131,700	5,900,160
Healthcare - Products — 1.97%
Alphatec Holdings, Inc. *	57,772	885,067
Avita Medical, Inc. *	29,601	607,413
Itamar Medical Ltd. - SP ADR 6,*	15,477	364,483
SeaSpine Holdings Corp. *	91,750	1,881,792
		3,738,755
Healthcare - Services — 2.51%
Invitae Corp. *	141,171	4,761,698
Holding Companies - Diversified — 18.53%
BCTG Acquisition Corp. 7,*	69,240	787,259
Class Acceleration Corp. - A 7,*	89,160	863,960
CM Life Sciences II, Inc. - A 7,*	124,795	1,531,235
CM Life Sciences III, Inc. - A 7,*	133,400	1,375,354
CM Life Sciences, Inc. - A 7,*	24,852	348,177
Corazon Capital V838 Monoceros Corp. - A 7,*	189,734	1,840,420
EJF Acquisition Corp. 7,*	37,150	370,757
EJF Acquisition Corp. - A 7,*	292,972	2,827,180
Empower Ltd. - A 7,*	269,715	2,699,847
Jack Creek Investment Corp. 7,*	37,000	371,850
Jack Creek Investment Corp. - A 7,*	265,994	2,569,502
L&F Acquisition Corp. - A 7,*	185,742	1,853,705
Landcadia Holdings III, Inc. - A 7,*	296,630	3,678,212
Live Oak Mobility Acquisition Corp. - A 7,*	65,151	638,480
Longview Acquisition Corp. II - A 7,*	257,100	2,519,580
Montes Archimedes Acquisition Corp. - A 7,*	234,400	2,318,216
Senior Connect Acquisition Corp. I - A 7,*	190,710	1,855,608
Soaring Eagle Acquisition Corp. - A 7,*	227,200	2,262,912
Tekkorp Digital Acquisition Corp. - A 7,*	189,734	1,849,906
Thayer Ventures Acquisition Corp. - A 7,*	71,467	718,243
Tishman Speyer Innovation Corp. 7,*	38,709	389,025
Tishman Speyer Innovation Corp. II - A 7,*	89,480	883,168

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Z-Work Acquisition Corp. - A 7,*	67,660	$653,596
		35,206,192
Media — 1.51%
Altice USA, Inc. - A 2,*	81,395	2,778,825
WideOpenWest, Inc. *	4,590	95,059
		2,873,884
Pharmaceuticals — 3.05%
Curaleaf Holdings, Inc. *	133,228	1,877,822
Cytokinetics, Inc. 2,*	177,646	3,515,615
Merus NV *	19,476	410,359
		5,803,796
Real Estate (REIT's) — 3.96%
Equity Commonwealth [2]	152,840	4,004,408
MGM Growth Properties LLC - A [2]	96,306	3,526,726
		7,531,134
Savings & Loans — 1.84%
Berkshire Hills Bancorp, Inc.	127,683	3,499,791
Software — 2.21%
Slack Technologies, Inc. - A 2,*	94,648	4,192,906
Telecommunications — 4.17%
HC2 Holdings, Inc. 2,*	285,575	1,136,588
Telephone and Data Systems, Inc.	131,854	2,987,812
T-Mobile US, Inc. 2,*	26,294	3,808,160
		7,932,560
Transportation — 2.17%
XPO Logistics, Inc. 2,*	29,442	4,118,641
Total COMMON STOCKS (Cost $103,344,054)		121,674,997
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 1.34%
Holding Companies - Diversified — 1.34%
CM Life Sciences, Inc. - A *		938,670
CM Life Sciences II, Inc. *		1,614,732
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $1,986,000)		2,553,402
MASTER LIMITED PARTNERSHIPS — 1.09%
Trucking & Leasing — 1.09%
Fortress Transportation and Infrastructure Investors LLC	61,924	2,077,550
Total MASTER LIMITED PARTNERSHIPS (Cost $1,152,924)		2,077,550
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 1.78%
Retail — 1.43%
Qurate Retail, Inc. 8.00%, 3/15/31 *	25,000	$2,706,250
Telecommunications — 0.35%
Telephone and Data Systems, Inc. *	22,999	669,961
Total PREFERRED STOCKS (Cost $3,073,651)		3,376,211
WARRANTS — 0.70%
Class Acceleration Corp., Exp 3/31/2028, Strike $11.50 *	44,580	35,218
CM Life Sciences II, Inc., Exp 12/31/2027, Strike $11.50 *	22,690	119,576
CM Life Sciences III, Inc., Exp 12/21/2028, Strike $11.50 *	26,680	68,834
Corazon Capital V838 Monoceros Corp., Exp 12/31/2028, Strike $11.50 *	53,713	54,787
Deep Lake Capital Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	10,795	9,825
EJF Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	97,657	80,079
Jack Creek Investment Corp., Exp 12/31/2027, Strike $11.50 *	132,997	107,767
L&F Acquisition Corp., Exp 5/23/2027, Strike $11.50 *	65,250	54,151
Latch, Inc., Exp 12/31/2026, Strike $11.50 *	44,020	154,070
Live Oak Mobility Acquisition Corp., Exp 3/4/2028, Strike $11.50 *	13,030	19,806
Longview Acquisition Corp. II, Exp 5/10/2026, Strike $11.50 *	45,820	62,773
Montes Archimedes Acquisition Corp., Exp 12/31/2025, Strike $11.50 *	117,200	180,488
Senior Connect Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	62,919	53,513
Soaring Eagle Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	45,440	149,952
Taboola.com Ltd., Exp 10/5/2027, Strike $11.50 *	7,026	21,781
Tekkorp Digital Acquisition Corp., Exp 01/24/2025, Strike $11.50 *	59,550	62,528
Thayer Ventures Acquisition Corp., Exp 1/1/2030, Strike $11.50 *	35,733	46,453

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Tishman Speyer Innovation Corp., Exp 12/31/2027, Strike $11.50 *	17,896	$22,549
X4 Pharmaceuticals, Inc., Exp 04/12/2024, Strike $13.20 *	5,547	1,109
Z-Work Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	22,553	20,298
Total WARRANTS (Cost $0)		1,325,557
SHORT TERM INVESTMENTS — 18.33%
Northern Institutional Treasury Portfolio (Premier Class), 0.01% [8] (Cost $34,824,320)	34,824,320	34,824,320

TOTAL INVESTMENTS (Cost $164,582,999)	98.66%	$187,480,672
Other Assets In Excess of Liabilities	1.34%	2,553,757
Net Assets	100.00%	$190,034,429
INVESTMENT SECURITIES SOLD SHORT — (18.73)%
COMMON STOCKS — (2.55)%
Pharmaceuticals — (1.58)%
AstraZeneca PLC - SP ADR	(50,045)	(2,997,695)
Software — (0.94)%
salesforce.com, Inc. *	(7,332)	(1,790,988)
Telecommunications — (0.03)%
Cincinnati Bell, Inc. *	(3,000)	(46,260)
Total COMMON STOCKS (Proceeds $4,384,162)		(4,834,943)
EXCHANGE-TRADED FUNDS — (16.18)%
ARK Genomic Revolution ETF *	(35,461)	(3,280,142)
iShares Biotechnology ETF	(28,860)	(4,722,939)
SPDR S&P Biotech ETF	(130,614)	(17,685,136)
	Shares, Principal Amount, or Number of Contracts	Value
SPDR S&P Regional Banking ETF	(77,320)	$(5,066,780)
Total EXCHANGE-TRADED FUNDS (Proceeds $29,649,362)		(30,754,997)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $34,033,524)	(18.73)%	$(35,589,940)

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
USD LIBOR	U.S. Dollar London Interbank Offered Rate.

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $17,393,020, which represents 9% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of June 30, 2021.
[5]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[6]	Foreign security denominated and/or traded in U.S. dollars.
[7]	Special Purpose Acquisition Company (SPAC).
[8]	7 day current yield as of June 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2021 (unaudited)

Security Type	Percent of Total Net Assets
Convertible Corporate Bonds	0.80%
Corporate Bonds	10.59%
Common Stocks	64.03%
Private Investment in Public Equity (PIPES)	1.34%
Master Limited Partnerships	1.09%
Preferred Stocks	1.78%
Warrants	0.70%
Short Term Investments	18.33%
Total Investments	98.66%
Other Assets In Excess of Liabilities	1.34%
Total Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

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Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,697,365,898	$74,860,057
Investments securities, at fair value	$2,438,298,454	$103,148,485
Short-term securities, at fair value[1]	$125,687,870	$3,768,138
Warrant securities, at fair value[2]	—	—
Foreign currency, at fair value[3]	9,494,158	975,229
Cash	—	—
Receivable for investment securities sold	16,459,709	817,874
Receivable for foreign taxes	—	—
Receivable for fund shares sold	955,794	26,608
Receivable for interest and dividends	3,849,321	871,111
Prepaid expenses	171,385	46,694

TOTAL ASSETS	2,594,916,691	109,654,139

LIABILITIES:
Payable for investment securities sold short, proceeds	—	—
Payable for investment securities sold short, at fair value	—	—
Payable for fund shares redeemed	579,812	30,504
Payable for investment securities purchased	—	523,336
Payable to affiliate	1,944,530	94,962
Accrued shareholder services plan fees	285,883	—
Accrued administration and accounting fees	474,733	27,452
Accrued foreign capital gains taxes	5,390,473	661,297
Accrued expenses	333,200	74,325

TOTAL LIABILITIES	9,008,631	1,411,876

NET ASSETS	$2,585,908,060	$108,242,263

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2021:
Paid-in-capital	$1,565,880,690	$108,980,170
Total distributable earnings (deficit)	1,020,027,370	(737,907)
NET ASSETS	$2,585,908,060	$108,242,263

NET ASSETS	$—	$108,242,263
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	4,875,833
NET ASSET VALUE	$—	$22.20
INVESTOR CLASS SHARES
NET ASSETS	$1,002,748,742	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	19,207,417	—
NET ASSET VALUE	$52.21	$—
INSTITUTIONAL CLASS SHARES
NET ASSETS	$1,583,159,318	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	30,264,439	—
NET ASSET VALUE	$52.31	$—

[1]	The cost of short-term securities was $125,687,870, $3,768,138, $1,679,093, $4,876,996, $1,648,787, $7,646,504, $459,314 and $34,824,320, respectively.
[2]	The cost of warrants was $0, $0, $0, $0, $0, $0, $0 and $0, respectively.
[3]	The cost of foreign currency was $9,413,529, $974,660, $32,892, $0, $0, $0, $0 and $0, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2021 (unaudited)

Driehaus Emerging Markets Opportunities Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$48,703,834	$241,037,136	$244,440,395	$327,982,922	$19,392,423	$129,758,679
$63,805,142	$312,818,164	$389,721,757	$459,465,263	$23,949,328	$151,939,458
$1,679,093	$4,876,996	$1,648,787	$7,646,504	$459,314	$34,824,320
—	—	—	—	—	716,894
32,885	—	—	—	—	—
339,054	—	—	—	—	40,201,009
1,414,572	1,709,192	3,295,870	5,523,071	315,572	100,848
—	—	—	—	—	—
—	464	660	457,170	45,991	184,608
115,057	802,080	6,929	284	954	576,050
53,774	20,826	78,839	95,287	35,386	100,896

67,439,577	320,227,722	394,752,842	473,187,579	24,806,545	228,644,083

—	—	—	—	—	34,033,524
—	—	—	—	—	35,589,940
—	14,590	25,282	264,646	—	27,660
1,216,194	897,924	4,074,765	9,693,882	431,185	2,751,238
48,595	272,760	390,135	211,516	11,467	153,152
—	—	—	—	—	10,124
13,709	62,782	70,023	71,687	16,742	26,656
—	—	—	—	—	—
47,315	81,644	76,661	110,959	24,404	50,884

1,325,813	1,329,700	4,636,866	10,352,690	483,798	38,609,654

$66,113,764	$318,898,022	$390,115,976	$462,834,889	$24,322,747	$190,034,429

$47,258,157	$183,046,311	$140,340,713	$257,252,355	$18,571,179	$158,223,344
18,855,607	135,851,711	249,775,263	205,582,534	5,751,568	31,811,085
$66,113,764	$318,898,022	$390,115,976	$462,834,889	$24,322,747	$190,034,429

$66,113,764	$318,898,022	$390,115,976	$—	$24,322,747	$190,034,429
4,075,345	22,426,201	16,129,788	—	1,247,975	12,862,337
$16.22	$14.22	$24.19	$—	$19.49	$14.77

$—	$—	$—	$58,166,445	$—	$—
—	—	—	2,147,990	—	—
$—	$—	$—	$27.08	$—	$—

$—	$—	$—	$404,668,444	$—	$—
—	—	—	14,764,323	—	—
$—	$—	$—	$27.41	$—	$—
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2021 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME:
Interest income	$140,407	$5,522
Dividend income[1]	12,578,270	473,560

Total investment income	12,718,677	479,082

Expenses:
Investment advisory fees	11,395,746	536,702
Shareholder services fees	1,037,568	—
Administration fees	425,927	16,995
Transfer agent fees	133,977	5,340
Trustees fees	244,465	9,553
Custody fees	177,591	19,581
Reports to shareholders	57,791	3,959
Professional fees	219,206	10,744
Audit and tax fees	35,692	36,354
Federal and state registration fees	35,507	9,674
Dividends and interest on short positions	—	—
Miscellaneous	142,570	14,150
Total expenses	13,906,040	663,052
Investment advisory fees recoupment (reimbursement)	—	(52,847)
Fees paid indirectly	(87,787)	(5,195)
Net expenses	13,818,253	605,010

Net investment income (loss)	(1,099,576)	(125,928)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments[2]	174,843,763	12,377,695
Warrants	—	—
Securities sold short	—	—
Written option contracts	—	—
Swap contracts	—	—
Forward foreign currency contracts	122,502	12
Foreign currency	(1,267,106)	(58,788)

Net realized gain (loss) on investment transactions	173,699,159	12,318,919

Change in net unrealized appreciation (depreciation) on:
Investments[3]	(23,490,039)	2,895,771
Warrants	—	—
Securities sold short	—	—
Written options contracts	—	—
Forward foreign currency contracts	—	—
Foreign currency	22,873	(1,917)
Foreign currency translations	87,623	—
Net change in unrealized appreciation (depreciation) on investment transactions	(23,379,543)	2,893,854

Net realized and unrealized gain (loss) on investment transactions	150,319,616	15,212,773

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$149,220,040	$15,086,845

[1]	Net of $2,131,451, $50,758, $41,463, $243,554, $0, $717, $85, and $0 of non-reclaimable foreign taxes withheld, respectively.
[2]	Net realized gain (loss) from security transactions are net of $1,716,687, $0, $0, $0, $0, $0, $0 and $0 foreign capital gains tax withheld, respectively.
[3]	Net unrealized gain (loss) from security transactions are net of $537,226, $94,254, $0, $0, $0, $0, $0 and $0 foreign capital gains tax withheld, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2021 (unaudited)

Driehaus Emerging Markets Opportunities Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$248,867	$16,819	$18,410	$20,149	$961	$833,900
238,282	2,491,643	175,643	357,867	29,356	424,214

487,149	2,508,462	194,053	378,016	30,317	1,258,114

277,665	1,524,070	2,345,588	1,219,471	60,117	826,594
—	—	—	24,612	—	109,931
10,746	55,495	65,456	70,834	3,479	31,283
3,377	16,648	20,609	22,276	1,088	12,301
5,874	30,134	38,693	40,174	1,820	15,940
8,399	23,011	16,469	17,521	16,146	3,047
2,123	5,177	6,451	9,875	1,689	7,540
7,810	25,171	32,589	34,701	2,257	14,725
35,964	29,348	17,025	17,018	15,968	24,501
9,229	9,311	12,270	20,581	12,464	11,639
—	—	—	—	—	72,416
16,677	26,035	27,069	26,260	13,736	28,491
377,864	1,744,400	2,582,219	1,503,323	128,764	1,158,408
(70,932)	—	—	81,561	(33,189)	—
(1,500)	(3,059)	(31,081)	(33,020)	(390)	(45,537)
305,432	1,741,341	2,551,138	1,551,864	95,185	1,112,871

181,717	767,121	(2,357,085)	(1,173,848)	(64,868)	145,243

2,452,446	43,459,636	82,832,891	62,510,275	1,258,842	10,477,739
—	—	—	—	—	—
—	—	—	—	—	(4,960,924)
—	—	—	—	—	246,039
(2,639)	—	—	—	—	—
6,386	7,303	—	—	—	—
(14,645)	(53,916)	—	—	—	21

2,441,548	43,413,023	82,832,891	62,510,275	1,258,842	5,762,875

1,226,544	(7,510,624)	(11,067,297)	(7,799,903)	1,010,608	(1,040,189)
—	—	—	—	—	68,543
—	—	—	—	—	4,416,974
—	—	—	—	—	(213,841)
14	—	—	—	—	—
(80)	(15,379)	—	—	—	—
2,204	—	—	—	—	—
1,228,682	(7,526,003)	(11,067,297)	(7,799,903)	1,010,608	3,231,487

3,670,230	35,887,020	71,765,594	54,710,372	2,269,450	8,994,362

$3,851,947	$36,654,141	$69,408,509	$53,536,524	$2,204,582	$9,139,605

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,099,576)	$(2,129,816)	$(125,928)	$78,018
Net realized gain (loss) on investment transactions	173,699,159	172,694,131	12,318,919	5,310,854
Net change in unrealized appreciation (depreciation) on investment transactions	(23,379,543)	311,198,111	2,893,854	14,723,317

Net increase (decrease) in net assets resulting from operations	149,220,040	481,762,426	15,086,845	20,112,189

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(556,757)
Investor Class Shares	—	(23,489,434)	—	—
Institutional Class Shares	—	(32,004,050)	—	—
Total distributions to shareholders	—	(55,493,484)	—	(556,757)

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	11,879,597	42,887,654
Investor Class	77,013,958	122,400,329	—	—
Institutional Class	257,346,794	339,486,012	—	—
Reinvestment of distributions:
Fund	—	—	—	466,065
Investor Class	—	22,539,510	—	—
Institutional Class	—	28,589,713	—	—
Cost of shares redeemed:
Fund	—	—	(8,454,319)	(35,591,556)
Investor Class	(86,682,599)	(238,017,663)	—	—
Institutional Class	(94,257,601)	(209,828,617)	—	—
Redemption fees:
Fund	—	—	894	4,205
Investor Class	1,946	28,875	—	—
Institutional Fund	4,180	29,249	—	—
Net increase (decrease) from capital transactions	153,426,678	65,227,408	3,426,172	7,766,368
Total increase (decrease) in net assets	302,646,718	491,496,350	18,513,017	27,321,800

NET ASSETS:

Beginning of period	$2,283,261,342	$1,791,764,992	$89,729,246	$62,407,446
End of period	$2,585,908,060	$2,283,261,342	$108,242,263	$89,729,246

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Emerging Markets Opportunities Fund		Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund
For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020

$181,717	$537,845	$767,121	$39,286	$(2,357,085)	$(3,427,590)
2,441,548	2,356,794	43,413,023	31,537,589	82,832,891	82,788,200
1,228,682	6,990,845	(7,526,003)	35,407,010	(11,067,297)	81,270,382

3,851,947	9,885,484	36,654,141	66,983,885	69,408,509	160,630,992

—	(1,123,080)	—	(22,403,111)	—	(58,749,898)
—	—	—	—	—	—
—	—	—	—	—	—
—	(1,123,080)	—	(22,403,111)	—	(58,749,898)

10,543,631	26,003,271	30,166,797	41,526,419	3,029,195	41,498,846
—	—	—	—	—	—
—	—	—	—	—	—

—	1,122,838	—	19,610,183	—	40,290,822
—	—	—	—	—	—
—	—	—	—	—	—

(1,503,272)	(21,710,112)	(36,778,467)	(85,092,052)	(16,712,692)	(118,404,606)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	1,036	500	—	4,638
—	—	—	—	—	—
—	—	—	—	—	—
9,040,359	5,415,997	(6,610,634)	(23,954,950)	(13,683,497)	(36,610,300)
12,892,306	14,178,401	30,043,507	20,625,824	55,725,012	65,270,794

$53,221,458	$39,043,057	$288,854,515	$268,228,691	$334,390,964	$269,120,170
$66,113,764	$53,221,458	$318,898,022	$288,854,515	$390,115,976	$334,390,964

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Small Cap Growth Fund		Driehaus Small/Mid Cap Growth Fund
	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the period May 1, 2020* through December 31, 2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,173,848)	$(1,528,238)	$(64,868)	$(35,867)
Net realized gain (loss) on investment transactions	62,510,275	34,651,531	1,258,842	238,674
Net change in unrealized appreciation (depreciation) on investment transactions	(7,799,903)	105,766,133	1,010,608	3,546,297

Net increase (decrease) in net assets resulting from operations	53,536,524	138,889,426	2,204,582	3,749,104

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(202,118)
Investor Class Shares	—	(1,620,573)	—	—
Institutional Class Shares	—	(19,908,410)	—	—
Total distributions to shareholders	—	(21,528,983)	—	(202,118)

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	8,541,128	17,928,182
Investor Class	39,507,444	13,330,751	—	—
Institutional Class	79,708,366	112,711,149	—	—
Reinvestment of distributions:
Fund	—	—	—	202,118
Investor Class	—	1,619,229	—	—
Institutional Class	—	19,739,575	—	—
Cost of shares redeemed:
Fund	—	—	(1,268,449)	(6,831,800)
Investor Class	(13,867,119)	(4,531,942)	—	—
Institutional Class	(51,336,824)	(77,715,811)	—	—
Redemption fees:
Fund	—	—	—	—
Investor Class	44,212	3,223	—	—
Institutional Fund	(740)	6,224	—	—
Net increase (decrease) from capital transactions	54,055,339	65,162,398	7,272,679	11,298,500
Total increase (decrease) in net assets	107,591,863	182,522,841	9,477,261	14,845,486

NET ASSETS:

Beginning of period	$355,243,026	$172,720,185	$14,845,486	$—
End of period	$462,834,889	$355,243,026	$24,322,747	$14,845,486

*	For the period from May 1, 2020 (commencement of operations) through December 31, 2020.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Event Driven Fund
For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020

$145,243	$687,617
5,762,875	10,052,195
3,231,487	17,627,482

9,139,605	28,367,294

—	(4,729,352)
—	—
—	—
—	(4,729,352)

76,525,180	75,163,713
—	—
—	—

—	4,489,499
—	—
—	—

(37,694,480)	(30,682,059)
—	—
—	—

—	—
—	—
—	—
38,830,700	48,971,153
47,970,305	72,609,095

$142,064,124	$69,455,029
$190,034,429	$142,064,124

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Net asset value, beginning of period	$ 49.09	$ 39.53	$ 31.80	$ 39.64	$ 27.98	$ 26.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06)[1]	(0.09)[1]	0.30[1]	0.26[1]	0.11[1]	0.03
Net realized and unrealized gain (loss) on investments	3.18	10.87	7.76	(6.73)	11.78	1.54
Total income (loss) from investment operations	3.12	10.78	8.06	(6.47)	11.89	1.57
LESS DISTRIBUTIONS:
Net investment income	—	—	(0.33)	(0.16)	(0.23)	(0.11)
Net realized gain	—	(1.22)	—	(1.21)	—	—
Total distributions	—	(1.22)	(0.33)	(1.37)	(0.23)	(0.11)
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 52.21	$ 49.09	$ 39.53	$ 31.80	$ 39.64	$ 27.98
Total Return	6.34%[3]	27.31%	25.34%	(16.26)%	42.52%	5.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 1,002,749	$ 951,998	$ 863,535	$ 791,656	$ 1,266,365	$ 1,335,873
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.27%[4]	1.39%	1.41%	1.38%	1.54%	1.65%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.26%[4]	1.38%	1.40%	1.37%	1.53%	1.63%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.22)%[4]	(0.24)%	0.85%	0.69%	0.33%	0.11%
Portfolio turnover	83%[3]	203%	167%	218%	176%	232%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% for the years 2016, 2017, 2018, 2019, 2020 and for the six month period June 30, 2021.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period July 17, 2017 through December 31, 2017
Net asset value, beginning of period	$ 49.14	$ 39.48	$ 31.76	$ 39.61	$ 34.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)[1]	(0.01)[1]	0.38[1]	0.32	0.12[1]
Net realized and unrealized gain (loss) on investments	3.18	10.89	7.75	(6.71)	4.92
Total income (loss) from investment operations	3.17	10.88	8.13	(6.39)	5.04
LESS DISTRIBUTIONS:
Net investment income	—	—	(0.41)	(0.25)	(0.28)
Net realized gain	—	(1.22)	—	(1.21)	—
Total distributions	—	(1.22)	(0.41)	(1.46)	(0.28)
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 52.31	$ 49.14	$ 39.48	$ 31.76	$ 39.61
Total Return	6.43%[3]	27.60%	25.60%	(16.08)%	14.47%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 1,583,159	$ 1,331,263	$ 928,230	$ 654,445	$ 513,135
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.06%[4]	1.17%	1.20%	1.17%	1.17%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.05%[4]	1.16%	1.19%	1.16%	1.16%[4]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.01)%[4]	(0.02)%	1.07%	0.89%	0.71%[4]
Portfolio turnover	83%[3]	203%	167%	218%	176%[3]

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2017, 2018, 2019, 2020 and for the six month period June 30, 2021.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Net asset value, beginning of period	$ 19.08	$ 14.38	$ 10.80	$ 14.21	$ 10.66	$ 11.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	0.02	0.06	(0.04)[1]	0.02[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	3.14	4.80	3.58	(3.37)	3.53	(1.14)
Total income (loss) from investment operations	3.12	4.82	3.64	(3.41)	3.55	(1.17)
LESS DISTRIBUTIONS:
Net investment income	—	(0.12)	(0.06)	—	—	(0.02)
Total distributions	—	(0.12)	(0.06)	—	—	(0.02)
Redemption fees added to paid-in capital	0.00[2]	0.00	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 22.20	$ 19.08	$ 14.38	$ 10.80	$ 14.21	$ 10.66
Total Return	16.35%[3]	33.56%	33.71%	(24.00)%	33.30%	(9.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 108,242	$ 89,729	$ 62,407	$ 89,653	$ 271,146	$ 261,387
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.36%[4]	1.72%	1.80%[5]	2.27%[5]	1.82%	1.75%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	1.24%[4,7]	1.45%[7]	1.45%[5,7]	2.26%[5]	1.80%	1.73%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	(0.26)%[4,7]	0.12%[7]	0.52%[7]	(0.30)%	0.15%	(0.26)%
Portfolio turnover	86%[3]	248%	220%	207%	243%	240%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio of expenses to average net assets includes interest expense of 0.01% for the year ended December 31, 2019, and less than 0.005% for the year ended December 31, 2018. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.02%, 0.02%, 0.01%, 0.00%, 0.01% for the years 2016, 2017, 2018, 2019, 2020 and for the six month period for 2021.
[7]	Such ratios are after prior administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. Effective December 31, 2020, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2023. From November 1, 2018, to December 31, 2020, the annual operating expense limitation was 1.45%.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period April 10, 2017* through December 31, 2017
Net asset value, beginning of period	$ 15.17	$ 11.94	$ 9.93	$ 11.54	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	—	0.16	0.29	0.24	0.17
Net realized and unrealized gain (loss) on investments	1.05	3.43	1.86	(1.77)	1.94
Total income (loss) from investment operations	1.05	3.59	2.15	(1.53)	2.11
LESS DISTRIBUTIONS:
Net investment income	—	(0.11)	(0.14)	—	(0.16)
Net realized gain	—	(0.25)	—	(0.08)	(0.41)
Total distributions	—	(0.36)	(0.14)	(0.08)	(0.57)
Redemption fees added to paid-in capital	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$ 16.22	$ 15.17	$ 11.94	$ 9.93	$ 11.54
Total Return	6.87%[2]	30.09%	21.64%	(13.22)%	21.14%[2]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 66,114	$ 53,221	$ 39,043	$ 31,637	$ 43,183
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.22%[3]	1.62%	1.89%	2.05%	2.04%[3]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	0.99%[3]	0.99%[5]	1.23%[5]	1.75%[5]	1.75%[3,5]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	0.59%[3]	1.47%	2.67%	2.19%	2.12%[3]
Portfolio turnover	51%[2]	135%	155%	169%	99%[2]

*	Fund commenced operations on May 1, 2020.
[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The expense ratio impacts of fees paid indirectly were 0.00% for the years 2018, 2019, 2020 and for the six month period June 30, 2021.
[5]	Effective May 1, 2019, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.99% of average daily net assets until April 30, 2022. Prior to May 1, 2019, the annual operating expense limitation was 1.75%.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Net asset value, beginning of period	$ 12.59	$ 10.52	$ 8.13	$ 11.39	$ 9.33	$ 10.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	0.01	0.06	(0.02)[1]	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	1.60	3.10	2.41	(1.92)	3.88	(0.61)
Total income (loss) from investment operations	1.63	3.11	2.47	(1.94)	3.84	(0.63)
LESS DISTRIBUTIONS:
Net investment income	—	(0.08)	(0.01)	—	—	—
Net realized gain	—	(0.96)	(0.07)	(1.32)	(1.78)	(0.12)
Total distributions	—	(1.04)	(0.08)	(1.32)	(1.78)	(0.12)
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 14.22	$ 12.59	$ 10.52	$ 8.13	$ 11.39	$ 9.33
Total Return	12.95%[3]	29.71%	30.41%	(16.92)%	41.44%	(6.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 318,898	$ 288,855	$ 268,229	$ 218,430	$ 325,361	$ 270,401
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.14%[4]	1.23%	1.24%	1.50%	1.73%	1.72%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.14%[4]	1.23%	1.24%	1.49%	1.71%	1.70%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.50%[4]	0.02%	0.65%	(0.21)%	(0.44)%	(0.15)%
Portfolio turnover	49%[3]	104%	96%	118%	143%	151%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.02%, 0.01%, 0.00%, 0.00% and 0.00% for the years 2016, 2017, 2018, 2019, 2020 and the six month period for 2021.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Net asset value, beginning of period	$ 19.99	$ 12.95	$ 11.11	$ 14.44	$ 12.65	$ 10.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.14)	(0.20)	(0.16)	(0.19)	(0.18)[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments	4.34	11.20	3.90	0.55	3.26	2.02
Total income (loss) from investment operations	4.20	11.00	3.74	0.36	3.08	1.91
LESS DISTRIBUTIONS:
Net investment income	—	—	(0.02)	—	—	—
Net realized gain	—	(3.96)	(1.88)	(3.69)	(1.29)	—
Total distributions	—	(3.96)	(1.90)	(3.69)	(1.29)	—
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 24.19	$ 19.99	$ 12.95	$ 11.11	$ 14.44	$ 12.65
Total Return	21.01%[3]	85.60%	33.89%	3.88%	24.30%	17.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 390,116	$ 334,391	$ 269,120	$ 264,607	$ 322,533	$ 396,590
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.37%[4]	1.46%	1.48%	1.44%[5]	1.45%[5]	1.48%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	1.36%[4]	1.43%	1.43%	1.42%[5]	1.43%[5]	1.44%[7]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	(1.26)%[4]	(1.33)%	(1.32)%	(1.19)%	(1.33)%	(1.00)%[7]
Portfolio turnover	64%[3]	141%	165%	156%	177%	180%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the years ended December 31, 2018 and 2017. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.04%, 0.02%, 0.02%, 0.05%, 0.03%, and 0.01% for the years 2016, 2017, 2018, 2019, 2020, and for the six month period June 30, 2021.
[7]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 17, 2016.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$ 23.62	$ 15.37	$ 11.66	$ 11.62	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.13)	(0.18)[1]	(0.13)	(0.12)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	3.59	9.98	4.81	0.48	1.86
Total income (loss) from investment operations	3.46	9.80	4.68	0.36	1.82
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—
Net realized gain	—	(1.55)	(0.97)	(0.33)	(0.20)
Total distributions	—	(1.55)	(0.97)	(0.33)	(0.20)
Redemption fees added to paid-in capital	0.00[2]	0.00	0.00[2]	0.01	0.00
Net asset value, end of period	$ 27.08	$ 23.62	$ 15.37	$ 11.66	$ 11.62
Total Return	14.65%[3]	63.77%	40.25%	3.33%	18.18%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 58,166	$ 28,088	$ 10,899	$ 7,538	$ 1,344
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.87%[4]	1.35%	1.59%	2.57%	7.86%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.20%[4,6]	1.20%[6]	1.17%[6]	1.18%[6]	1.20%[4,6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(1.01)%[4,6]	(1.04)%[6]	(0.95)%[6]	(0.87)%[6]	(0.94)%[4,6]
Portfolio turnover	83%[3]	164%	206%	193%	66%[3]

[1]	Net investment income (loss) loss per share has been calculated using the average share method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.02%, 0.03%, 0.02%, and 0.02% for the years 2017, 2018, 2019, 2020, and for the the six month period June 30, 2021.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agree to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$ 23.88	$ 15.47	$ 11.70	$ 11.63	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)	(0.11)[1]	(0.10)	(0.08)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	3.60	10.07	4.84	0.39	1.86
Total income (loss) from investment operations	3.53	9.96	4.74	0.39	1.83
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—
Net realized gain	—	(1.55)	(0.97)	(0.33)	(0.20)
Total distributions	—	(1.55)	(0.97)	(0.33)	(0.20)
Redemption fees added to paid-in capital	0.00[2]	—	0.00[2]	0.01	—
Net asset value, end of period	$ 27.41	$ 23.88	$ 15.47	$ 11.70	$ 11.63
Total Return	14.78%[3]	64.39%	40.62%	3.59%	18.28%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 404,669	$ 327,155	$ 161,821	$ 123,395	$ 38,631
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.72%[4]	0.80%	0.89%	1.04%	1.48%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.71%[4,6]	0.81%[6]	0.92%[6]	0.93%[6]	0.95%[4,6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.52)%[4,6]	(0.64)%[6]	(0.70)%[6]	(0.62)%[6]	(0.69)%[4,6]
Portfolio turnover	83%[3]	164%	206%	193%	66%[3]

[1]	Net investment income (loss) loss per share has been calculated using the average share method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.02%, 0.03%, 0.01%, and 0.02% for the years 2017, 2018, 2019, 2020, and for the six month period June 30, 2021.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until April 30, 2023.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the period May 1, 2020* through December 31, 2020
Net asset value, beginning of period	$ 17.19	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	2.35	7.47
Total income (loss) from investment operations	2.30	7.43
LESS DISTRIBUTIONS:
Net investment income	—	—
Net realized gain	—	(0.24)
Total distributions	—	(0.24)
Net asset value, end of period	$ 19.49	$ 17.19
Total Return[1]	13.37%	74.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 24,323	$ 14,845
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2]	1.28%	2.58%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	0.95%	0.95%[4]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	(0.65)%	(0.73)%[4]
Portfolio turnover[1]	99%	96%

*	Fund commenced operations on May 1, 2020.
[1]	Not annualized.
[2]	Annualized.
[3]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00% for the periods 2020 and for the six month period June 30, 2021.
[4]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.95% of average daily net assets until May 1, 2023.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Financial Highlights

	For the six month period January 1, 2021 through June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Net asset value, beginning of period	$ 13.93	$ 11.55	$ 9.99	$ 10.79	$ 10.34	$ 9.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	0.12	0.26	0.25	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.80	2.74	1.69	(0.69)	0.43	0.59
Total income (loss) from investment operations	0.84	2.86	1.95	(0.44)	0.45	0.61
LESS DISTRIBUTIONS:
Net investment income	—	(0.17)	(0.39)	(0.36)	—	(0.09)
Net realized gain	—	(0.31)	—	—	—	—
Tax return of capital	—	—	—	—	—	(0.03)
Total distributions	—	(0.48)	(0.39)	(0.36)	—	(0.12)
Net asset value, end of period	$ 14.77	$ 13.93	$ 11.55	$ 9.99	$ 10.79	$ 10.34
Total Return	6.11%[1]	24.84%	19.53%	(4.03)%	4.35%	6.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 190,034	$ 142,064	$ 69,455	$ 51,675	$ 165,648	$ 256,482
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.40%[2]	1.59%	1.93%	1.90%	1.77%	2.03%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	1.34%[2]	1.57%	1.90%	1.88%	1.76%	2.01%
Ratio of net investment income (loss) (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	0.18%[2]	0.67%	2.63%	2.57%	0.48%	0.78%
Portfolio turnover	61%[1]	136%	111%	101%	198%	246%

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio for the fund includes the effect of dividends and interest on short positions, and interest expense which increased the expense ratios by 0.59%, 0.31%, 0.31%, 0.30%, and 0.09% for the years 2017, 2018, 2019, 2020, and for the six month period June 30, 2021.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the fund includes the effect of fees paid indirectly which impacted the expense ratios by 0.02%, 0.01%, 0.02%, 0.03%, and 0.06% for the years 2017, 2018, 2019, 2020, and for the six month period June 30, 2021.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as further amended to date, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The eight series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:
Fund	Commencement of Operations
Emerging Markets Growth Fund	12/31/97
Emerging Markets Small Cap Growth Fund	08/22/11
Emerging Markets Opportunities Fund	04/10/17
International Small Cap Growth Fund	09/17/07
Micro Cap Growth Fund	11/18/13
Small Cap Growth Fund	08/21/17
Small/Mid Cap Growth Fund	05/01/20
Event Driven Fund	08/26/13
The Emerging Markets Growth Fund and Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the investment advisory fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.
The investment objective of each Fund is to maximize capital appreciation.
The Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.
The Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.
The Emerging Markets Opportunities Fund seeks to maximize total return.
The International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.
The Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.
The Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of U.S. small capitalization companies.
The Small/Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of U.S. small/medium capitalization companies.
The Event Driven Fund seeks to provide positive returns over full market cycles.
The presentation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates. The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update ("ASU") 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of June 30, 2021:
Assets	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$21,667,134	$21,667,134	$—	$—
Europe	246,444,336	246,444,336	—	—
Far East	1,769,678,655	1,769,678,655	—	—
Middle East	11,552,482	11,552,482	—	—
North America	214,422,379	214,422,379	—	—
South America	174,533,468	174,533,468	—	—
Short Term Investments	125,687,870	125,687,870	—	—
Total	$2,563,986,324	$2,563,986,324	$—	$—
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of June 30, 2021:
Assets	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$5,118,288	$5,118,288	$—	$—
Far East
China	25,485,817	25,485,817	—	—
India	25,467,239	25,467,239	—	—
Indonesia	958,764	958,764	—	—
Kazakhstan	2,357,189	2,357,189	—	—
Malaysia	583,653	583,653	—	—
Pakistan	466,652	466,652	—	—
South Korea	6,817,997	6,817,997	—	—
Taiwan	12,576,475	12,576,475	—	—
Thailand	1,624,171	1,624,171	—	—
Turkey	678,874	678,874	—	—
Vietnam	6,448,393	1,609,226	4,839,167	—
North America	4,534,458	4,534,458	—	—
South America	10,030,515	10,030,515	—	—
Short Term Investments	3,768,138	3,768,138	—	—
Total	$106,916,623	$102,077,456	$4,839,167	$—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of June 30, 2021:
Assets	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$649,608	$649,608	$—	$—
Europe	4,150,733	4,150,733	—	—
Far East	42,240,338	42,240,338	—	—
Middle East	548,614	548,614	—	—
North America	4,020,915	4,020,915	—	—
South America	2,679,120	2,679,120	—	—
Preferred Stocks
South America	425,455	425,455	—	—
Short Term Investments	1,679,093	1,679,093	—	—
Sovereign Bonds	9,090,359	—	9,090,359	—
Total	$65,484,235	$56,393,876	$9,090,359	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of June 30, 2021:
Assets	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$216,609,258	$216,609,258	$—	$—
Far East	50,120,270	50,120,270	—	—
Middle East	4,005,166	4,005,166	—	—
North America	31,488,361	31,488,361	—	—
South America	8,039,839	8,039,839	—	—
Preferred Stocks
South America	2,555,270	2,555,270	—	—
Short Term Investments	4,876,996	4,876,996	—	—
Total	$317,695,160	$317,695,160	$—	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of June 30, 2021:
Assets*	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$389,721,757	$389,721,757	$—	$—
Short Term Investments	1,648,787	1,648,787	—	—
Total	$391,370,544	$391,370,544	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of June 30, 2021:
Assets*	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$459,465,263	$459,465,263	$—	$—
Short Term Investments	7,646,504	7,646,504	—	—
Total	$467,111,767	$467,111,767	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of June 30, 2021:
Assets*	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$23,949,328	$23,949,328	$—	$—
Short Term Investments	459,314	459,314	—	—
Total	$24,408,642	$24,408,642	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2021:
Assets*	Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$121,674,997	$118,194,221	$3,480,776
Convertible Corporate Bonds	1,527,405	—	1,527,405	$—
Corporate Bonds	20,121,230	—	20,121,230	—
Master Limited Partnerships	2,077,550	2,077,550	—	—
Preferred Stocks	3,376,211	3,376,211	—	—
Private Investment In Public Equity (PIPES)	2,553,402	2,553,402	—	—
Short Term Investments	34,824,320	34,824,320	—	—
Warrants	1,325,557	1,239,371	86,186	—
Total	$187,480,672	$162,265,075	$25,215,597	$—

Liabilities*
Common Stocks Sold Short	$(4,834,943)	$(4,834,943)	$—	$—
Exchange-Traded Funds Sold Short	(30,754,997)	(30,754,997)	—	—
Total	$(35,589,940)	$(35,589,940)	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:
Investments, at Value
Balance as of December 31, 2020	$2,960,500
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	357,592
Purchases	1,316,000
Sales	—
Transfers in and/or out of Level 3	(4,634,092)
Balance as of June 30, 2021	$—
As of June 30, 2021, none of the Funds held Level 3 assets.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” in the Statement of Assets and Liabilities. The Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund in the Statement of Operations.
Federal Income Taxes
No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.
Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2020, 2019, 2018, and 2017 remain open to Federal and state audit. As of June 30, 2021, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund's financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds' understanding of the tax rules and regulations that exist in the foreign markets in which they invest.
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles ("U.S. GAAP").
For the year ended December 31, 2020, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies ("PFIC"), net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
Paid-in capital	$—	$—	$—	$—
Total distributable earnings (deficit)	—	—	—	—

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Paid-in capital	$—	$95	$—	$—
Total distributable earnings (deficit)	—	(95)	—	—
Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryovers retain the character of the original loss. The following table shows the amounts of capital loss carryovers, if any, by each of the applicable Funds as of December 31, 2020:
Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Growth Fund	$—	$—
Emerging Markets Small Cap Growth Fund	(40,064,535)	—
Emerging Markets Opportunities Fund	—	—
International Small Cap Growth Fund	—	—
Micro Cap Growth Fund	—	—
Small Cap Growth Fund	—	—
Small/Mid Cap Growth Fund	—	—
Event Driven Fund	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Distributions to Shareholders
The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, were as follows:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Emerging Markets Growth Fund	2020	$16,886,001	$38,607,483	$—	$55,493,484
	2019	15,701,188	776,768	—	16,477,956
Emerging Markets Small Cap Growth Fund	2020	556,757	—	—	556,757
	2019	255,325	—	—	255,325
Emerging Markets Opportunities Fund	2020	379,497	743,583	—	1,123,080
	2019	443,723	—	—	443,723
International Small Cap Growth Fund	2020	3,163,154	19,239,957	—	22,403,111
	2019	343,991	1,632,552	—	1,976,543
Micro Cap Growth Fund	2020	10,322,938	48,426,960	—	58,749,898
	2019	—	33,768,834	—	33,768,834
Small Cap Growth Fund	2020	2,296,873	19,232,110	—	21,528,983
	2019	—	9,909,321	—	9,909,321
Small/Mid Cap Growth Fund	2020	202,118	—	—	202,118
Event Driven Fund	2020	2,341,243	2,388,109	—	4,729,352
	2019	2,262,269	—	—	2,262,269
As of December 31, 2020, the components of net assets on a tax basis were as follows:
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
Undistributed ordinary income	$81,648,785	$49,512	$866,309	$14,658,561
Undistributed long-term capital gain	43,094,847	—	422,136	5,877,643
Accumulated earnings	124,743,632	49,512	1,288,445	20,536,204
Paid-in capital	1,412,454,012	105,553,998	38,217,798	189,656,945
Accumulated capital and other losses	—	(40,064,535)	—	—
Unrealized appreciation (depreciation) on investments, securities, sold short, options and futures contracts	746,063,698	24,190,271	13,715,215	78,661,366
Net assets	$2,283,261,342	$89,729,246	$53,221,458	$288,854,515

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Undistributed ordinary income	$17,444,131	$10,719,716	$49,767	$1,178,844
Undistributed long-term capital gain	12,077,255	5,136,799	—	4,433,042
Accumulated earnings	29,521,386	15,856,515	49,767	5,611,886
Paid-in capital	154,024,211	203,197,014	11,298,500	119,392,644
Accumulated capital and other losses	—	—	—	—
Unrealized appreciation (depreciation) on investments, securities, sold short, options and futures contracts	150,845,367	136,189,497	3,497,219	17,059,594
Net assets	$334,390,964	$355,243,026	$14,845,486	$142,064,124
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2021, were as follows:
Fund	Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Growth Fund	$1,836,092,093	$755,609,147	$(27,714,916)	$727,894,231
Emerging Markets Small Cap Growth Fund	79,188,998	28,496,223	(768,598)	27,727,625
Emerging Markets Opportunities Fund	50,466,890	15,442,275	(424,930)	15,017,345
International Small Cap Growth Fund	246,547,532	74,396,647	(3,249,019)	71,147,628
Micro Cap Growth Fund	251,555,291	146,110,741	(6,295,488)	139,815,253
Small Cap Growth Fund	338,694,068	131,338,501	(2,920,802)	128,417,699
Small/Mid Cap Growth Fund	19,899,944	4,748,896	(240,198)	4,508,698
Event Driven Fund	131,585,319	4,013,222	(26,390,323)	(22,377,101)
The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2021, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased in the Statements of Assets and Liabilities.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Indemnifications
Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Recent Accounting Pronouncements
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
In October 2020, the FASB issued ASU 2020-08, "Codification Improvements to Subtopic 310-20, Receivables - Nonrefundable Fees and Other Costs" ("ASU 2020-08"). This ASU amends FASB ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which provides guidance related to the amortization period for certain purchase callable debt securities held at a premium. ASU 2020-08 addresses premium amortization for callable debt securities with multiple call dates, clarifying that an entity should reevaluate whether a callable debt security purchased at a premium is in scope for each reporting period. ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, and should be applied on a prospective basis as of the beginning of the period of adoption for existing or newly purchased debt securities. At this time, management is still evaluating the implications of these changes on the financial statements.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2021, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At June 30, 2021, the Funds had no such outstanding commitments.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2021, through June 30, 2021, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2021, through June 30, 2021, the Event Driven Fund primarily utilized: 1) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.
Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
Derivative Investment Holdings Categorized by Risk Exposure
Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instrument by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. Each Fund's derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value.
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2021:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$1,325,557
Total		$1,325,557
The following table sets forth the Emerging Markets Small Cap Growth Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2021 through June 30, 2021
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Currency contracts	Total
Forward foreign currency contracts	$12	$12
Total	$12	$12

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Emerging Markets Opportunities Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2021 through June 30, 2021:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Currency contracts	Interest rate contracts	Total
Forward foreign currency contracts	$6,386	$—	$6,386
Swap contracts	—	(2,639)	(2,639)
Total	$6,386	$(2,639)	$3,747
The following table sets forth the Event Driven Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2021 through June 30, 2021:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Written options contracts	$246,039	$246,039
Total	$246,039	$246,039
The following table sets forth Emerging Markets Opportunities Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2021 through June 30, 2021:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Interest rate contracts	Total
Swap contracts	$14	$14
Total	$14	$14
The gross notional amount and/or the number of contracts for the Emerging Markets Opportunities Fund as of June 30, 2021, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2021 through June 30, 2021 is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Swap contracts	gross notional amount	$108,992

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2021 through June 30, 2021:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Written options contracts	$(213,841)	$(213,841)
Warrant contracts	68,543	68,543
Total	$(145,298)	$(145,298)
The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2021, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2021 through June 30, 2021, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Written options contracts	number of contracts	(353)
Warrant contracts	number of contracts	600,672
Disclosures about Offsetting Assets and Liabilities
The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of "Investment securities at fair value" or "Collateral held at custodian for the benefit of brokers".
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts, swap contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. None of these instruments were subject to MNAs at June 30, 2021.
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, serves as the investment adviser to the Funds. As of June 30, 2021, the Driehaus Trust Company (“DTC”) has authority over a controlling interest in the Adviser that is owned by Driehaus Capital Holdings LLLP. As of June 30, 2021, DTC had authority over a controlling interest in the Emerging Markets Opportunities Fund and substantial, non-controlling interests in certain other Funds.
In return for its services to the Funds, the Adviser receives monthly fees. Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of average daily net assets. Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.10% of average daily net assets. Emerging Markets Opportunities Fund pays the Adviser a management fee computed and accrued daily at the annual rate of 0.90% of average daily net assets. International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

1.00% of average daily net assets. Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of average daily net assets. Small Cap Growth Fund and Small/Mid Cap Growth pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of average daily net assets. Event Driven Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.00% of average daily net assets.
Effective December 31, 2020, the Adviser entered into a contractual agreement to cap Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until April 30, 2023. Prior to December 31, 2020, the cap was 1.45%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2021, DCM waived fees for Emerging Markets Small Cap Growth Fund totaling $52,847 under this agreement.
DCM entered into a contractual agreement to cap the Emerging Markets Opportunities Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.99% of average daily net assets until April 30, 2022. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2021, DCM waived fees for Emerging Markets Opportunities Fund totaling $70,932 under this agreement.
DCM has entered into a contractual agreement to cap Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2023. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2021, DCM recouped fees for the Investor Class shares of the Small Cap Growth Fund totaling $81,561 under this agreement.
DCM entered into a contractual agreement to cap Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.95% of average daily net assets until May 1, 2023. For a period of three years subsequent to the Fund’s commencement of operations on May 1, 2020, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2021, DCM waived fees for Small/Mid Cap Growth Fund totaling $33,189 under this agreement.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The table below indicates the amount of fees available for recoupment by DCM in future periods:
Period ended June 30	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
2022	$227,780	$234,125	$—	$—
2023	171,531	230,617	2,912	73,297
2024	52,847	70,932	—	33,189
Total	$452,158	$535,674	$2,912	$106,486
The Emerging Markets Growth Fund incurred $11,395,746 for investment advisory fees during the six months ended June 30, 2021, of which $1,944,530 was payable to DCM at June 30, 2021. The Emerging Markets Small Cap Growth Fund incurred $536,702 for investment advisory fees during the six months ended June 30, 2021, of which $94,962 was payable to DCM at June 30, 2021. The Emerging Markets Opportunities Fund incurred $277,665 for investment advisory fees during the six months ended June 30, 2021, of which $48,595 was payable to DCM at June 30, 2021. The International Small Cap Growth Fund incurred $1,524,070 for investment advisory fees during the six months ended June 30, 2021, of which $272,760 was payable to DCM at June 30, 2021. The Micro Cap Growth Fund incurred $2,345,588 for investment advisory fees during the six months ended June 30, 2021, of which $390,135 was payable to DCM at June 30, 2021. The Small Cap Growth Fund incurred $1,219,471 for investment advisory fees during the six months ended June 30, 2021, of which $211,516 was payable to DCM at June 30, 2021. The Small/Mid Cap Growth Fund incurred $60,117 for investment advisory fees during the six months ended June 30, 2021, of which $11,467 was payable to DCM at June 30, 2021. The Event Driven Fund incurred $826,594 for investment advisory fees during the six months ended June 30, 2021, of which $153,152 was payable to DCM at June 30, 2021.
The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2021, these arrangements reduced the expenses of Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Emerging Markets Opportunities Fund, International Small Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund by $87,787 (0.6%), $5,195 (0.8%), $1,500 (0.4%), $3,059 (0.2%), $31,081 (1.2%), $33,020 (2.2%), $390 (0.3%) and $45,537 (3.9%), respectively.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2021, the Funds did not engaged in any purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.
The Adviser is a party to a Fee Reimbursement Agreement (“Agreement”) with the Emerging Markets Growth Fund, the Small Cap Growth Fund, and the Event Driven Fund. Under the Agreement, the Funds reimburse the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. The amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2021, through June 30, 2021, are as follows:
Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Emerging Markets Growth Fund	$ 1,037,568	$ 285,883
Small Cap Growth Fund	24,612	—
Event Driven Fund	109,931	10,124

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2021, through June 30, 2021. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.
The Northern Trust Company (“Northern”) serves as fund accounting and administration services provider and transfer agent for all of the Funds. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.
D. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities for the for the six months ended June 30, 2021 were as follows:
Fund	Purchases	Sales
Emerging Markets Growth Fund	2,024,956,197	1,920,680,878
Emerging Markets Small Cap Growth Fund	81,621,264	80,205,047
Emerging Markets Opportunities Fund	39,272,082	29,484,150
International Small Cap Growth Fund	144,561,911	151,342,031
Micro Cap Growth Fund	234,890,049	249,208,047
Small Cap Growth Fund	386,148,518	333,977,430
Small/Mid Cap Growth Fund	26,739,203	19,950,038
Event Driven Fund	122,115,208	98,785,301
The Funds had no purchases and sales of U.S. government obligations for the six month period January 1, 2021, through June 30, 2021.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

E. CAPITAL SHARE TRANSACTIONS
For the six-month period ended June 30, 2021, and the year ended December 31, 2020, transactions in capital shares (authorized shares unlimited) were as follows:
	Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund		Emerging Markets Opportunities Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Fund
Shares issued	—	—	594,067	2,543,003	663,621	1,794,696
Shares reinvested	—	—	—	24,896	—	75,459
Shares redeemed	—	—	(420,945)	(2,203,816)	(96,663)	(1,630,784)
Net increase (decrease)	—	—	173,122	364,083	566,958	239,371
Investor Class
Shares issued	1,509,169	3,204,978	—	—	—	—
Shares reinvested	—	465,885	—	—	—	—
Shares redeemed	(1,693,356)	(6,122,971)	—	—	—	—
Net increase (decrease)	(184,187)	(2,452,108)	—	—	—	—
Institutional Class
Shares issued	5,008,833	8,365,858	—	—	—	—
Shares reinvested	—	590,331	—	—	—	—
Shares redeemed	(1,834,771)	(5,376,101)	—	—	—	—
Net increase (decrease)	3,174,062	3,580,088	—	—	—	—
Total net increase (decrease)	2,989,875	1,127,980	—	—	—	—

	International Small Cap Growth Fund		Micro Cap Growth Fund		Small Cap Growth Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Fund
Shares issued	2,175,304	3,883,897	132,054	3,395,804	—	—
Shares reinvested	—	1,581,466	—	2,060,912	—	—
Shares redeemed	(2,690,439)	(8,019,361)	(726,451)	(9,518,280)	—	—
Net increase (decrease)	(515,135)	(2,553,998)	(594,397)	(4,061,564)	—	—
Investor Class
Shares issued	—	—	—	—	1,489,888	692,425
Shares reinvested	—	—	—	—	—	68,699
Shares redeemed	—	—	—	—	(531,117)	(281,205)
Net increase (decrease)	—	—	—	—	958,771	479,919
Institutional Class
Shares issued	—	—	—	—	3,007,445	6,900,456
Shares reinvested	—	—	—	—	—	828,350
Shares redeemed	—	—	—	—	(1,942,459)	(4,491,029)
Net increase (decrease)	—	—	—	—	1,064,986	3,237,777
Total net increase (decrease)	—	—	—	—	2,023,757	3,717,696

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Small/Mid Cap Growth Fund		Event Driven Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Fund
Shares issued	453,605	1,246,622	4,918,812	6,365,985
Shares reinvested	—	11,603	—	325,090
Shares redeemed	(69,118)	(394,737)	(2,252,121)	(2,509,836)
Net increase (decrease)	384,487	863,488	2,666,691	4,181,239
Investor Class
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	—	—	—
Institutional Class
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	—	—	—
Total net increase (decrease)	—	—	—	—
F. RESTRICTED SECURITIES
Restricted securities are securities that are not registered for sale under the Securities Act of 1933, as amended, or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2021, the Funds held restricted securities as denoted on the Schedule of Investments.
G. LINE OF CREDIT
The Funds obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst the Funds.
H. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
I. REDEMPTION FEES
Certain Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.
J. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. Other than as presented below, there are no subsequent events that require recognition or disclosure in the financial statements.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

As previously disclosed in the Proxy Statement for the Funds, dated May 12, 2021, an interim advisory agreement (“Interim Advisory Agreement”) was put in place with DCM on March 9, 2021 (the “Effective Date”) following a technical change in control which was caused by the death of DCM’s Chairman and controlling owner. The Interim Advisory Agreement terminated following the approval of a new investment advisory agreement between the Trust and DCM by the shareholders of the Funds on July 1, 2021.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2021.
Actual Expenses
The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Emerging Markets Growth Fund — Investor Class
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,063.20	$6.50
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.50	$6.36

Emerging Markets Growth Fund — Institutional Class
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,064.30	$5.43
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.54	$5.31

Fund Expense Examples (unaudited) — (Continued)

Emerging Markets Small Cap Growth Fund
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,164.00	$6.65
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.65	$6.21

Emerging Markets Opportunities Fund
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,069.20	$5.09
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.89	$4.96

International Small Cap Growth Fund
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,129.50	$6.02
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.14	$5.71

Micro Cap Growth Fund
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,209.10	$7.50
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.00	$6.85

Small Cap Growth Fund — Investor Class
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,145.60	$6.38
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.84	$6.01

Fund Expense Examples (unaudited) — (Continued)

Small Cap Growth Fund — Institutional Class
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,147.00	$3.83
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,021.22	$3.61

Small/Mid Cap Growth Fund
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,132.00	$5.02
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,020.08	$4.76

Event Driven Fund
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Six Months Ended June 30, 2021*
Actual	$1,000.00	$1,061.10	$7.15
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.85	$7.00
*    Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized ratio shown in the Financial Highlights.

Emerging Markets Growth Fund – Investor Class	1.27%
Emerging Markets Growth Fund – Institutional Class	1.06%
Emerging Markets Small Cap Growth Fund	1.24%
Emerging Markets Opportunities Fund	0.99%
International Small Cap Growth Fund	1.14%
Micro Cap Growth Fund	1.37%
Small Cap Growth Fund – Investor Class	1.20%
Small Cap Growth Fund – Institutional Class	0.72%
Small/Mid Cap Growth Fund	0.95%
Event Driven Fund	1.40%

Shareholder Information (unaudited)

TAX INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2020
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The Funds designate the following amounts as a long-term capital gain distribution:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
$38,607,483	$—	$743,583	$19,239,957

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
$48,426,960	$19,232,110	$—	$2,388,109
For taxable non-corporate shareholders, the following percentages of income represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
—%	63.85%	69.62%	100.00%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	18.30%
For taxable non-corporate shareholders, the following percentages of short-term capital gains represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
84.46%	—%	—%	76.91%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
2.46%	10.71%	3.45%	—%
For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
—%	—%	0.20%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	11.55%

Board Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Adviser has been designated by the Board to administer the Funds’ liquidity risk management program. At a Board meeting held on March 11, 2021 covering the period ending December 31, 2020, The Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported the Adviser’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Information Regarding the Review and Approval of a New Investment Advisory Agreement

As described in more detail in the Proxy Statement for the Driehaus Mutual Funds (the “Trust”), dated May 12, 2021, due to a change in control of Driehaus Capital Management LLC (“DCM”) caused by the death of Mr. Richard H. Driehaus on March 9, 2021, the investment advisory agreement between the Trust and DCM, on behalf of each series of the Trust (each, a “Fund” and collectively, the “Funds”), dated September 25, 1996 (the “Prior Agreement”), automatically terminated in accordance with its terms. A temporary advisory agreement, between the Trust and DCM, on behalf of the Funds (the “Interim Advisory Agreement”) was put in place effective March 9, 2021. On March 11, 2021, the Board, including a majority of the Independent Trustees, considered and approved the Interim Agreement in accordance with all applicable requirements of Rule 15a-4 under the 1940 Act.
On April 29, 2021, the Board unanimously approved a new investment advisory agreement between the Trust and DCM, on behalf of each Fund (the “New Agreement”), and also approved its submission to shareholders of the Trust for their vote for or against the New Advisory Agreement. On July 1, 2021, the shareholders of the Trust subsequently approved the New Advisory Agreement at a special meeting of shareholders called for the purpose of voting on the Proposed Agreement and electing directors of the board of directors of the Trust.
The following is a discussion of the basis for the Board’s review and approval of the New Agreement.
Board Consideration and Approval of the New Agreement
At a special meeting of the Board of Trustees held on April 29, 2021, the Trustees, including a majority of the Independent Trustees, considered whether to approve the New Agreement and whether to recommend to shareholders that they also approve the New Agreement on behalf of the Fund(s) whose shares they hold.
The Independent Trustees were assisted in their consideration by independent legal counsel, who provided the Board with a memorandum regarding the legal standard applicable to its review of the New Agreement and assisted the Board in requesting and evaluating all information it deemed reasonably necessary to evaluate the New Agreement. The Board reviewed comprehensive materials received from DCM, including information regarding the change of control and its expected impact on the operations of DCM and the Trust. The Board also had received extensive information throughout the year regarding performance and operating results of each Fund. Following receipt of further information from Fund management, the Independent Trustees, represented by independent legal counsel, met independent of Fund management to consider the New Agreement.
In connection with the consideration of the New Agreement, the Board considered and evaluated the factors discussed below, among others. The Board noted that, other than the initial term, which would continue until September 30, 2022, the New Agreement, including each Fund’s investment advisory fee schedule, is the same as the Prior Agreement. The Board also considered that DCM has managed each Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund.
In addition to the information provided by DCM, the Board considered all other factors believed to be relevant when evaluating the New Agreement, including: (1) the fact that the investment advisory fees charged to each Fund under the Agreement will not change; (2) the fact that the lead portfolio managers for each Fund would not change; and (3) the Board’s determination at the April 29, 2021 Board meeting that (a) DCM continued to have the capabilities, resources and personnel necessary to provide satisfactory advisory services to the Funds, and (b) the Funds’ investment advisory fees, taking into account all applicable expense caps, were reasonable given the services to be provided, the costs to DCM of providing those services, any economies of scale and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment.
Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services to be provided under the New Agreement, including portfolio management services and certain administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DCM to attract and retain high-quality personnel, and the organizational depth of DCM. The Board also considered the Trust’s compliance with legal and regulatory requirements, as well as DCM’s handling of portfolio brokerage, and noted DCM’s process for evaluating best execution. The Board noted DCM’s role in overseeing the Funds’ other service providers, including DCM’s review of expenses. The Board considered DCM’s risk management strategies and the process developed by DCM for analyzing, reviewing and assessing risk exposure for the Funds. The Board also considered the Funds’ process for fair valuation of portfolio securities and noted the Board’s review of Fund valuation matters throughout the year.

The Board considered the overall services that DCM historically has provided to the Funds and their shareholders. The Board also considered DCM’s personnel and the extent to which they possess the experience to provide competent investment management services to the Funds. The Board also took into consideration various representations made by DCM. The Board noted that, during the Board’s deliberations at its April 29, 2021 meeting, DCM asserted that it was satisfied with the size of its marketing, sales and analytical staffs. During the April 29, 2021 meeting, representatives of DCM responded to questions from the Board about the change of control, including its impact on DCM’s viability and its ability to continue providing the same quality of services to the Funds. As part of that discussion, the Board inquired about the plans for, and the roles and responsibilities of, certain employees and officers of DCM as a result of the change of control. In response to those questions, DCM representatives emphasized that: (1) they expected that the nature, extent and quality of services that DCM provides the Funds and their shareholders would not change because of the change of control; (2) they expected no material adverse effects to DCM’s financial condition as a result of the change of control; and (3) they do not contemplate any changes in DCM’s personnel in overseeing the Funds.
The Board received and considered performance information provided for each Fund (and share class, as applicable), comparing it to the performance of a peer universe of funds (the “Performance Universe”) and a peer group of funds, as applicable, compiled by Broadridge Financial Solutions (“Broadridge”) using data from Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”) and to each Fund’s primary benchmark index, as identified in reports to shareholders. The Board noted DCM’s statement that the benchmark for Driehaus Event Driven Fund is more representative for long-only funds and that the HFRX Event Driven Index is more representative of Driehaus Event Driven Fund than the benchmark index. The Board noted that DCM represented that, because the Funds’ performance can be volatile over shorter time periods, for Funds with longer performance records (except for Driehaus Event Driven Fund), it was also meaningful to analyze the performance over rolling time periods. The Board reviewed rolling performance for all the Funds for the 1-, 3- and 5-year periods, as applicable, over the life of each Fund relative to its benchmark and noted that, in a majority of the time periods measured, each Fund outperformed its benchmark index. The Board also noted that the rolling performance information for Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund and Driehaus Small Cap Growth Fund included the performance of each Fund’s predecessor limited partnership. Because the predecessor limited partnerships did not operate as mutual funds and were not subject to certain investment and operational restrictions, the Board factored those differences into its evaluation of such Funds’ longer-term performance information. The Board also reviewed performance for Driehaus Event Driven Fund relative to the HFRX Event Driven Index and noted that the Fund outperformed the HFRX Event Driven Index for all periods reviewed. The Board also considered whether investment results were consistent with each Fund’s investment objective and policies.
As to the specific Funds and the Funds in general, the Board concluded that DCM had consistently implemented its investment philosophy, and that over the long term, the investment philosophy produces value for shareholders.
On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the nature, quality and extent of services provided by DCM supported approval of the New Agreement for each Fund.
Fees. The Board considered each Fund’s contractual management fee rate, operating expenses and total expense ratio as of December 31, 2020 as compared to peer expense group information based on data compiled by Broadridge using data from Morningstar as of the most recent fiscal year end of each fund in the peer group. In addition, the Board considered the expense reimbursement arrangement with DCM for Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Small Cap Growth Fund (Investor Shares and Institutional Shares), Driehaus Emerging Markets Opportunities Fund and Driehaus Small/Mid Cap Growth Fund.
The Board also considered the Funds’ advisory fee rates as compared to fees charged by DCM for similarly managed institutional accounts and sub-advised unaffiliated mutual funds, as applicable. With respect to institutional accounts and other mutual funds, the Board noted that the mix of services provided, the level of responsibility, the legal, reputational and regulatory risks and the resources required under the Agreement were significantly greater as compared to DCM’s obligations for managing the other accounts. In considering the reasonableness of the advisory fees, the Board took into account DCM’s substantial human and technological resources devoted to investing for the Funds, the relatively small amount of assets under management and the limited capacity of the investment style. In addition, the Board noted that DCM’s directed brokerage program had resulted in directed brokerage credits during calendar year 2020, which were used to reduce expenses of the Funds.
On the basis of the information reviewed, the Board concluded that the advisory fee schedule for each Fund was reasonable in light of the nature and quality of services provided by DCM.
Profitability. The Board reviewed information regarding revenues received by DCM under the Agreement from each Fund and discussed DCM’s methodology in allocating its costs to the management of the Funds. The Board considered the estimated costs to DCM of managing the Funds. The Board noted that Driehaus Micro Cap Growth Fund is currently closed to new investors in order to maintain assets at a level that DCM believes is prudent, which limits the Fund’s profitability to DCM. The Board also noted that the Funds do not have a Rule 12b-1 fee or shareholder service fee (except for Investor Shares of Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund and for Driehaus Event Driven Fund) and that DCM provides compensation to intermediaries for distribution of Fund shares and for shareholder and administrative services to shareholders, except for Driehaus Emerging Markets Growth Fund (Investor Shares), Driehaus Small Cap Growth Fund (Investor Shares) and Driehaus Event Driven Fund, which reimburse DCM under a Shareholder Services Plan (the “Plan”) for certain amounts paid for shareholder services covered under the Plan. The Board concluded that, based on the profitability calculated for the Trust as well as for the Funds individually (noting that Driehaus Small Cap Growth Fund, Driehaus Emerging Markets Opportunities Fund and Driehaus Small/Mid Cap Growth Fund operated at a loss), the profitability was not excessive in light of the nature, extent and quality of the services provided to the Funds.
Economies of Scale. In considering the reasonableness of the advisory fee, the Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any such economies of scale. Given the size of the Funds and the capacity constraints of their investment styles, as well as the fee waivers for certain of the Funds, the Board concluded that the advisory fee rates under the New Agreement are reasonable and reflect an appropriate sharing of any such economies of scale.
Other Benefits to DCM. The Board also considered the character and amount of other incidental benefits received by DCM. The Board noted that payments to DCM under the Plan are in reimbursement of payments made to intermediaries for shareholder services. The Board also considered benefits to DCM related to soft dollar allocations. The Board concluded that the advisory fees were reasonable in light of these fall-out benefits.
Based on all of the information considered, and after reviewing each factor in detail, the Board determined that the terms of the New Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of each Fund. The Board unanimously approved the New Agreement and approved its submission to shareholders. In arriving at its decision, the Board did not identify any single factor as determinative in the Board’s analysis, but instead made its determination in light of all the circumstances. Each Trustee may have placed differing weight on each of the factors discussed above.

b. Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Stephen T. Weber

Stephen T. Weber, President
(principal executive officer)

Date	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	September 2, 2021

By (Signature and Title)*	/s/ Robert M. Kurinsky

Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	September 2, 2021

*	Print the name and title of each signing officer under his or her signature.